March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/20/37(a)(b)	USD	1,626	$ 1,626,485
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.07%, 04/16/37(a)(b)		500	500,000
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.23%, 04/28/37		919	919,447
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 7.47%, 04/28/37		250	244,532
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/22/38		1,450	1,450,328
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/22/38		870	870,899
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.09%, 06/25/36(a)		3,471	2,296,727
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 6.97%, 07/16/37(a)(b)		550	531,278
Ballyrock CLO Ltd.(a)(b)
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/20/38		250	250,428
Series 2025-30A, Class C1, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/25/38		1,000	989,920
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. Term SOFR + 0.39%), 4.07%, 11/25/36(a)		422	417,844
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 4.86%, 10/25/30(a)(b)		219	218,365
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.27%, 04/15/37(a)(b)		1,000	1,001,021
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 07/18/34(a)(b)		2,500	2,496,431
Carlyle US CLO Ltd., Series 2026-2A, Class D, 04/20/39(a)(b)(c)		600	600,000
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1 mo. Term SOFR + 0.23%), 3.91%, 10/25/36		2,366	1,923,959
Series 2006-FRE2, Class A5, (1 mo. Term SOFR + 0.19%), 3.87%, 03/25/35(d)		4,874	3,958,562
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.69%, 04/20/32(a)(b)		838	836,674
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. Term SOFR + 0.43%), 4.11%, 10/25/36(a)		3,410	2,387,892
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/21/37		700	700,688
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/18/38		1,160	1,160,343
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/18/38		1,450	1,449,116
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.03%, 07/15/36		500	491,244
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.02%, 01/22/38		500	489,930
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		286	162,867
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(b)		363	357,261
Security		Par (000)	Value
Asset-Backed Securities (continued)
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)	USD	171	$ 171,663
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(b)		750	752,877
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.07%, 06/25/37(a)		391	366,216
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 3.93%, 01/15/37(a)		247	240,245
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(b)		508	502,890
Dryden Clo Ltd., Series 2018-61A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.03%, 01/17/32(a)(b)		595	595,001
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/31(a)(b)		29	28,694
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)(d)		3,800	3,755,303
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.11%, 05/25/36		3,707	2,430,803
Series 2006-D, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.09%, 11/25/36		5,704	1,971,496
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.75%, 10/20/34(a)(b)		250	249,494
GoodLeap Home Improvement Solutions Trust(b)
Series 2025-1A, Class B, 6.27%, 02/20/49		172	175,065
Series 2025-3A, Class A, 5.00%, 10/20/49		118	117,682
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		86	86,484
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. Term SOFR + 0.45%), 4.13%, 04/25/37(a)		2,836	1,995,097
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.11%, 08/25/36(a)		4,582	1,795,285
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(b)		183	184,482
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)		1,450	1,450,635
Madison Park Funding XXX Ltd., Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/16/37(a)(b)		300	300,345
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)		875	875,220
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		470	481,377
Mastr Asset Backed Securities Trust, Series 2006-HE2, Class A3, (1 mo. Term SOFR + 0.41%), 4.09%, 06/25/36(a)		6,469	2,108,704
Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, 07/15/55(b)		667	669,932
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(b)		100	98,639
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55(b)		192	188,861

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/20/37(a)(b)	USD	250	$ 249,942
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37		590	590,286
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38		1,000	1,000,014
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/25/31(a)(b)		83	82,490
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 6.68%, 01/22/30(a)(b)		500	499,356
Octagon Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.93%, 03/20/38(a)(b)		1,000	999,210
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/15/38(a)(b)		810	809,417
Park Blue CLO Ltd.(a)(b)
Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.89%, 10/20/38		1,000	999,277
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 6.08%, 10/20/38		500	501,444
Pikes Peak CLO Ltd., Series 2020-6A, Class DRR, (3- mo. CME Term SOFR + 2.50%), 6.16%, 05/18/34(a)(b)		250	238,763
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(b)		228	225,089
QTS Issuer ABS II LLC(b)
Series 2026-1A, Class A2, 5.36%, 01/05/56		148	144,642
Series 2026-1A, Class B, 6.73%, 01/05/56		229	226,643
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.32%, 01/25/38(a)(b)		1,700	1,698,742
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		850	846,191
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(e)		1,110	1,090,575
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,427	1,293,912
Republic Finance Issuance Trust, Series 2025-A, Class A, 4.59%, 11/20/34(b)		1,015	1,010,501
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 01/15/38(a)(b)		1,914	1,914,962
RR Ltd., Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/37(a)(b)		1,000	1,001,026
Sagard-Halseypoint CLO Ltd., Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/38(a)(b)		1,000	1,000,864
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		148	151,302
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(b)		78	76,560
Sofi Consumer Loan Program Trust(b)
Series 2026-B, Class A, 4.40%, 02/25/36		158	157,986
Series 2026-B, Class B, 4.90%, 02/25/36		166	165,820
Series 2026-B, Class C, 5.20%, 02/25/36		166	165,777
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sofi Consumer Loan Program Trust(b) (continued)
Series 2026-B, Class D, 5.56%, 02/25/36	USD	166	$ 165,805
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(b)		65	65,689
Series 2024-1, Class R1, 0.00%, 02/12/31		10	192,364
Series 2024-1A, Class A, 6.06%, 02/12/31(b)		115	115,447
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		291	293,192
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 4.86%, 07/15/30(a)(b)		124	124,377
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 6.82%, 07/25/37(a)(b)		250	250,271
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(f)	GBP	31	42,546
Upgrade Master Pass-Thru Trust(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32	USD	144	144,478
Series 2025-ST7, Class A, 4.55%, 11/15/32		327	326,856
Series 2025-ST7, Class B, 4.98%, 11/15/32		185	184,910
Series 2025-ST8, Class D, 5.91%, 12/15/33		150	149,176
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		251	249,406
US Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/46(b)		900	895,812
VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, 03/15/56(b)		977	981,124
Vista Point Securitization Trust, Series 2024-CES1, Class A2, 6.84%, 05/25/54(b)		735	745,222
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1 mo. Term SOFR + 0.35%), 4.03%, 05/25/37(a)(d)		4,823	4,360,959
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/20/38(a)(b)		250	250,150
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.53%, 01/20/35(a)(b)		275	274,954
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)		725	687,328
Total Asset-Backed Securities — 10.2% (Cost: $84,449,709)			77,565,588

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(e)(g)	485	11,155
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(e)(g)	3,969	1,985
Machinery — 0.0%
United Site Services, Inc.(e)(g)	5,689	41,245
Real Estate Management & Development — 0.0%
ADLER Group SA, VTG Shares(e)(g)	33,367	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Altice France Lux 3(g)	15,328	$ 255,123
Total Common Stocks — 0.1% (Cost: $353,643)		309,508

		Par (000)
Corporate Bonds
Advertising Agencies — 1.3%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28(d)	USD	493	495,339
7.50%, 06/01/29		967	971,081
7.88%, 04/01/30(d)		1,088	1,138,595
7.13%, 02/15/31		1,130	1,183,896
7.50%, 03/15/33(d)		2,571	2,722,684
CMG Media Corp., 8.88%, 06/18/29(b)		315	272,370
Lamar Media Corp.
4.00%, 02/15/30		53	50,575
5.38%, 11/01/33(b)		317	310,255
Neptune Bidco U.S., Inc.(b)
9.29%, 04/15/29		376	377,044
10.38%, 05/15/31		729	735,567
9.50%, 02/15/33		597	579,233
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		120	119,717
4.25%, 01/15/29		326	314,264
4.63%, 03/15/30(d)		122	117,709
7.38%, 02/15/31		332	346,181
Stagwell Global LLC, 5.63%, 08/15/29(b)		129	122,815
			9,857,325
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		442	449,868
ATI, Inc.
5.88%, 12/01/27		157	156,970
4.88%, 10/01/29		129	127,279
7.25%, 08/15/30		444	460,414
5.13%, 10/01/31		350	345,793
Bombardier, Inc.(b)
8.75%, 11/15/30		531	564,741
7.25%, 07/01/31		205	214,823
7.00%, 06/01/32		403	418,250
6.75%, 06/15/33		460	475,046
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)(d)		2,400	2,387,835
Goat Holdco LLC, 6.75%, 02/01/32(b)		279	280,710
Lockheed Martin Corp., 5.70%, 11/15/54(d)		451	450,283
Moog, Inc.(b)
4.25%, 12/15/27		27	26,984
5.50%, 10/15/34		213	213,669
Northrop Grumman Corp., 4.75%, 06/01/43(d)		680	613,973
RTX Corp., 4.35%, 04/15/47(d)		700	579,597
TransDigm, Inc.(b)
6.75%, 08/15/28		848	858,295
6.38%, 03/01/29		1,979	2,015,934
6.63%, 03/01/32		1,778	1,813,329
6.00%, 01/15/33		960	959,461
6.38%, 05/31/33(d)		2,379	2,366,316
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b) (continued)
6.25%, 01/31/34	USD	263	$ 265,901
6.75%, 01/31/34(d)		4,034	4,086,866
6.13%, 07/31/34		1,953	1,920,858
			22,053,195
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		312	320,276
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		155	161,215
			481,491
Automobile Components — 1.0%
American Axle & Manufacturing, Inc.(b)
6.38%, 10/15/32		229	226,651
7.75%, 10/15/33		239	232,666
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		280	256,622
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		1,058	1,068,295
6.75%, 02/15/30		488	498,980
4.75%, 06/15/31	EUR	380	431,259
6.75%, 09/15/32(d)	USD	2,305	2,323,440
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)		342	337,150
Dana, Inc.
4.25%, 09/01/30		60	56,763
4.50%, 02/15/32		98	91,454
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		151	156,349
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		81	76,651
6.63%, 07/15/30		225	220,023
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(f)(h)	EUR	100	120,845
Mahle GmbH, 6.50%, 05/02/31(f)		100	116,873
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	378	378,450
6.25%, 08/15/33		294	297,274
Schaeffler AG(f)
4.25%, 04/01/28	EUR	100	114,232
4.75%, 08/14/29		100	114,996
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	527	525,126
ZF Europe Finance BV(f)
7.00%, 06/12/30	EUR	100	117,905
5.50%, 02/17/32		100	109,047
			7,871,051
Automobiles — 1.7%
Allison Transmission, Inc., 5.88%, 12/01/33(b)	USD	254	252,443
Asbury Automotive Group, Inc.
4.50%, 03/01/28		22	21,604
5.00%, 02/15/32(b)		40	37,880
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(f)	GBP	100	101,573
Carvana Co.(b)(h)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	USD	927	964,595
(9.00% PIK), 9.00%, 06/01/31(d)		3,191	3,449,964
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	272,990
Ford Motor Credit Co. LLC, 6.95%, 06/10/26(d)		1,250	1,252,943
General Motors Co., 6.25%, 10/02/43(d)		2,194	2,154,549
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(b)		200	198,983
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		114	114,765

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29	USD	173	$ 168,347
8.25%, 08/01/31		235	244,105
Lithia Motors, Inc., 5.50%, 10/01/30(b)		237	232,243
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		899	863,976
Nissan Motor Co. Ltd.
5.25%, 07/17/29(f)	EUR	100	114,416
7.75%, 07/17/32(b)	USD	279	282,514
6.38%, 07/17/33(b)	EUR	200	230,000
8.13%, 07/17/35(b)	USD	1,269	1,305,600
RCI Banque SA(f)
4.25%, 05/23/34	EUR	100	113,681
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)		100	111,878
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)		100	117,154
			12,606,203
Banks — 0.2%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(f)		100	115,607
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(f)(i)	USD	400	391,516
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(a)(b)(i)		200	206,400
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (5-year CMT + 3.38%), 7.63%, 02/11/35(a)(f)		200	205,836
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(f)	EUR	100	120,881
Standard Chartered PLC, (5-year USD SOFR ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(d)	USD	500	497,560
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		195	190,648
			1,728,448
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(d)		2,000	1,802,344
Biotechnology — 0.3%
Amgen, Inc., 4.95%, 10/01/41		250	231,214
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)		564	555,290
Genmab AS/Genmab Finance LLC(b)
6.25%, 12/15/32		290	297,317
7.25%, 12/15/33		711	744,225
Gilead Sciences, Inc., 4.15%, 03/01/47(d)		700	566,305
			2,394,351
Building Materials — 1.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		304	313,803
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		77	76,016
6.75%, 05/15/35		234	233,776
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(f)	EUR	100	117,651
6.63%, 12/15/30(b)(d)	USD	2,843	2,891,499
6.75%, 07/15/31(b)		235	241,687
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		331	224,429
7.00%, 09/01/32(d)		97	45,223
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		103	101,475
9.75%, 07/15/28		208	207,789
Security		Par (000)	Value
Building Materials (continued)
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32	USD	1,754	$ 1,778,561
6.75%, 03/01/33		812	824,700
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		42	41,683
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		776	776,401
6.25%, 08/01/33		1,509	1,492,032
5.88%, 03/15/34		458	441,598
Standard Industries, Inc.(b)
4.75%, 01/15/28		6	5,931
4.38%, 07/15/30		297	279,942
3.38%, 01/15/31		125	112,046
Wilsonart LLC, 11.00%, 08/15/32(b)		475	344,319
			10,550,561
Building Products — 0.8%
Lowe’s Cos., Inc., 2.80%, 09/15/41(d)		400	281,678
QXO Building Products, Inc., 6.75%, 04/30/32(b)		1,855	1,892,083
White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)(d)		3,754	3,641,353
			5,815,114
Capital Markets — 0.8%
Apollo Debt Solutions BDC
5.88%, 08/30/30		220	216,539
6.70%, 07/29/31		110	111,285
6.55%, 03/15/32		180	180,690
ARES Strategic Income Fund, 5.80%, 09/09/30(b)		300	291,716
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		95	91,975
Blue Owl Capital Corp., 6.20%, 07/15/30		348	342,971
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		281	261,341
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		300	297,944
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		1,367	1,339,533
9.75%, 01/15/29		219	215,310
4.38%, 02/01/29(d)		158	134,831
10.00%, 11/15/29(b)		323	318,203
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		105	103,833
6.75%, 05/01/33		366	371,332
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		200	189,102
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		524	524,065
8.00%, 08/01/33		977	964,497
Raymond James Financial, Inc., 4.95%, 07/15/46(d)		400	355,551
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(h)(j)		158	143,509
			6,454,227
Chemicals — 2.7%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		424	344,276
Celanese U.S. Holdings LLC
7.00%, 02/15/31		42	43,125
6.75%, 04/15/33(d)		245	251,361
7.38%, 02/15/34		349	357,559
Chemours Co.(b)
5.75%, 11/15/28		1,164	1,152,505
4.63%, 11/15/29		827	775,524
7.88%, 03/15/34		337	336,902
Element Solutions, Inc., 3.88%, 09/01/28(b)		2,068	2,013,473
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(f)		200	197,938
FMC Corp.
3.45%, 10/01/29		324	289,411
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
FMC Corp. (continued)
4.50%, 10/01/49	USD	90	$ 55,694
6.38%, 05/18/53		64	48,222
HB Fuller Co., 4.25%, 10/15/28		90	86,912
Herens Holdco SARL, 4.75%, 05/15/28(b)		271	227,748
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		1,515	1,442,770
Itelyum Regeneration SpA, 5.75%, 04/15/30(f)	EUR	100	114,012
Kronos International, Inc., 9.50%, 03/15/29(f)		100	99,298
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)(d)	USD	209	213,821
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	214,304
OCP SA
5.13%, 06/23/51(f)		200	155,474
7.50%, 05/02/54(b)		200	209,663
Olympus Water U.S. Holding Corp.(b)
7.25%, 06/15/31		905	883,916
7.25%, 02/15/33(d)		3,300	3,148,534
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		1,142	1,120,017
Sasol Financing USA LLC, 6.50%, 09/27/28		200	201,814
Sherwin-Williams Co., 3.80%, 08/15/49		310	226,713
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		986	961,714
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		566	558,100
WR Grace Holdings LLC(b)
5.63%, 08/15/29(d)		3,178	2,922,868
7.38%, 03/01/31		354	354,913
6.63%, 08/15/32		705	686,920
7.00%, 08/01/33		1,111	1,078,975
			20,774,476
Commercial Services & Supplies — 5.5%
ADT Security Corp.(b)
4.88%, 07/15/32		117	109,287
5.88%, 10/15/33		892	863,910
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		1,553	1,587,223
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(d)		5,370	5,537,625
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(d)		2,800	2,705,575
6.88%, 06/15/30		1,708	1,731,369
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		2,247	2,194,555
4.88%, 06/01/28(f)	GBP	100	128,089
Amber Finco PLC, 6.63%, 07/15/29(f)	EUR	100	118,611
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	168	159,983
4.75%, 10/15/29		128	123,889
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(f)	EUR	100	115,250
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(f)		100	98,208
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	799	804,046
Bidvest Group UK PLC, 6.20%, 09/17/32(b)		200	199,460
Boels Topholding BV, 5.75%, 05/15/30(f)	EUR	100	116,131
Brink’s Co.(b)
6.50%, 06/15/29	USD	208	211,220
6.75%, 06/15/32		496	502,059
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		507	478,465
4.88%, 07/01/29(d)		1,271	1,102,829
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		1,633	1,595,359
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Deluxe Corp., 8.13%, 09/15/29(b)	USD	170	$ 176,474
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		652	651,770
7.88%, 12/01/30		1,366	1,426,370
7.00%, 05/01/31		2,015	2,065,637
7.00%, 06/15/32		1,041	1,067,146
5.88%, 04/15/33		582	569,422
Garda World Security Corp.(b)
7.75%, 02/15/28		474	482,185
6.00%, 06/01/29		86	81,857
8.25%, 08/01/32		1,288	1,274,519
8.38%, 11/15/32(d)		3,558	3,560,416
Herc Holdings, Inc.(b)
6.63%, 06/15/29(d)		170	172,793
7.00%, 06/15/30		689	706,479
5.75%, 03/15/31		242	238,338
7.25%, 06/15/33		788	807,497
6.00%, 03/15/34		250	241,687
Loxam SAS, 6.38%, 05/31/29(f)	EUR	90	106,721
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	1,503	1,521,343
Service Corp. International
3.38%, 08/15/30		13	11,994
4.00%, 05/15/31		503	468,864
5.75%, 10/15/32		1,065	1,062,951
Sotheby’s, 7.38%, 10/15/27(b)(d)		1,016	1,011,133
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		490	460,040
United Rentals North America, Inc., 5.38%, 11/15/33(b)		881	856,666
Veritiv Operating Co., 10.50%, 11/30/30(b)		221	229,674
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		1,336	1,366,056
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		49	49,551
6.63%, 04/15/30		693	703,942
7.38%, 10/01/31		301	308,639
			42,163,307
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		67	62,861
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33(b)		756	755,169
Arcosa, Inc.(b)
4.38%, 04/15/29		477	460,181
6.88%, 08/15/32		40	40,986
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,396	1,275,822
Heathrow Finance PLC, 4.13%, 09/01/29(f)	GBP	100	123,437
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	200	198,032
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(f)		200	203,938
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(b)		274	262,423
			3,319,988
Consumer Finance — 1.5%
Block, Inc.
2.75%, 06/01/26		534	531,565
5.63%, 08/15/30(b)		466	463,425
6.50%, 05/15/32(d)		2,016	2,034,408
6.00%, 08/15/33(b)		598	588,123
ION Platform Finance SARL(f)
7.88%, 05/01/29	EUR	100	107,384
6.50%, 09/30/30		100	95,794
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)	USD	785	607,610
Navient Corp.
9.38%, 07/25/30		10	9,749

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp. (continued)
7.88%, 06/15/32(d)	USD	400	$ 356,619
OneMain Finance Corp.
6.63%, 05/15/29		438	438,425
5.38%, 11/15/29		251	242,043
7.88%, 03/15/30		362	373,576
6.13%, 05/15/30		447	437,095
4.00%, 09/15/30		231	208,612
7.50%, 05/15/31		90	90,481
7.13%, 11/15/31		117	115,923
6.75%, 03/15/32(d)		431	418,172
7.13%, 09/15/32		152	149,698
6.50%, 03/15/33		1,243	1,188,216
6.75%, 09/15/33		1,223	1,172,677
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(f)	EUR	100	108,969
Shift4 Payments, Inc.(b)
6.75%, 08/15/32(d)	USD	860	845,677
5.50%, 05/15/33	EUR	365	397,735
WEX, Inc., 6.50%, 03/15/33(b)	USD	518	507,418
			11,489,394
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos, Inc.(b)
5.50%, 03/31/31		254	251,123
6.25%, 03/15/33(d)		258	259,730
5.75%, 03/31/34		1,152	1,127,055
Albertsons Cos., Inc., 5.63%, 03/31/32(b)		231	227,423
B&M European Value Retail SA, 6.50%, 11/27/31(f)	GBP	100	125,045
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	495	569,242
7.38%, 08/31/32	GBP	215	282,617
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	214	222,785
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.75%, 07/01/29(a)(f)	EUR	100	115,348
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	383	367,896
6.13%, 09/15/32		428	428,790
5.63%, 03/01/34		986	950,989
U.S. Foods, Inc.(b)
4.75%, 02/15/29		191	188,461
7.25%, 01/15/32		346	358,030
United Natural Foods, Inc., 6.75%, 10/15/28(b)		257	257,203
			5,731,737
Containers & Packaging — 2.2%
Ardagh Group SA
9.50%, 12/01/30(b)		1,416	1,484,827
9.50%, 12/01/30(f)		56	58,672
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(f)(h)	EUR	343	325,510
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(h)	USD	800	672,280
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
3.25%, 09/01/28		200	190,215
4.00%, 09/01/29(d)		3,002	2,748,936
6.25%, 01/30/31		515	510,578
Ball Corp.
4.25%, 07/01/32	EUR	195	222,751
5.50%, 09/15/33(d)	USD	268	268,154
Canpack SA/Canpack U.S. LLC, 2.38%, 11/01/27(f)	EUR	200	224,112
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	375	368,274
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.(b) (continued)
6.88%, 01/15/30	USD	421	$ 409,200
6.75%, 04/15/32		1,071	1,013,320
Crown Americas LLC, 5.88%, 06/01/33		743	742,657
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32(b)		200	200,818
Fedrigoni SpA, 6.13%, 06/15/31(f)	EUR	100	106,486
LABL, Inc.(b)
5.88%, 11/01/28(k)	USD	91	43,680
9.50%, 11/01/28		632	303,360
8.63%, 10/01/31(k)		310	148,800
LD Celulose International GmbH, 7.95%, 01/26/32(b)		200	205,595
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30(d)		4,377	4,377,000
9.25%, 04/15/30		328	304,767
OI European Group BV, 5.25%, 06/01/29(f)	EUR	100	114,022
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	51	51,106
Sealed Air Corp.(b)
4.00%, 12/01/27		98	97,755
5.00%, 04/15/29		77	77,577
6.50%, 07/15/32		48	50,350
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		28	29,361
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	415	464,253
Trivium Packaging Finance BV
6.63%, 07/15/30(b)		115	133,576
6.63%, 07/15/30(f)		110	127,768
8.25%, 07/15/30(b)	USD	180	188,331
12.25%, 01/15/31(b)		200	216,542
			16,480,633
Distributors(b) — 0.1%
Gates Corp., 6.88%, 07/01/29		344	352,957
Resideo Funding, Inc.
4.00%, 09/01/29		77	72,768
6.50%, 07/15/32(d)		495	487,712
			913,437
Diversified REITs — 0.8%
American Tower Corp., 2.30%, 09/15/31(d)		1,000	880,364
Digital Realty Trust LP, 1.88%, 11/15/29(b)(j)		109	115,391
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		266	251,120
Iron Mountain, Inc.
5.25%, 07/15/30(b)		31	30,118
5.63%, 07/15/32(b)		89	86,399
6.25%, 01/15/33(b)		403	401,711
4.75%, 01/15/34(b)	EUR	800	860,430
4.75%, 01/15/34(f)		104	111,856
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	972	971,698
6.25%, 09/15/32		1,368	1,342,839
SBA Communications Corp., 3.13%, 02/01/29(d)		651	616,869
Trust 2401, 7.70%, 01/23/32(b)		200	213,662
Trust Fibra Uno, 7.70%, 01/23/32(f)		200	211,176
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)		105	98,760
			6,192,393
Diversified Telecommunication Services — 6.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		1,519	1,507,940
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		534	550,192
AT&T, Inc., 4.35%, 06/15/45(d)		2,656	2,142,549
Black Pearl Compute LLC, 6.13%, 02/15/31(b)		1,343	1,366,901
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Cipher Compute LLC, 7.13%, 11/15/30(b)(d)	USD	1,223	$ 1,267,063
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		400	420,216
Corning, Inc., 4.38%, 11/15/57(d)		1,915	1,508,036
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(d)(h)		3,125	3,155,398
10.75%, 11/30/29		1,780	1,923,079
eircom Finance DAC, 5.00%, 04/30/31(f)	EUR	100	114,816
Eutelsat SA, 1.50%, 10/13/28(f)		100	109,686
Fibercop SpA
4.75%, 06/30/30(f)		100	114,639
5.13%, 06/30/32(f)		100	114,430
6.00%, 09/30/34(b)	USD	1,271	1,209,085
7.20%, 07/18/36(b)		358	355,412
Flash Compute LLC, 7.25%, 12/31/30(b)		1,906	1,918,944
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)(d)		1,139	1,138,822
6.75%, 05/01/29(b)		151	151,189
5.88%, 11/01/29		241	242,502
6.00%, 01/15/30(b)		319	320,908
8.75%, 05/15/30(b)(d)		1,528	1,567,859
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(f)	EUR	117	135,573
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	83	77,812
6.88%, 06/30/33(d)		3,975	4,047,997
7.00%, 03/31/34(d)		3,950	4,043,164
8.50%, 01/15/36(d)		3,611	3,767,901
Lorca Telecom Bondco SA, 5.75%, 04/30/29(f)	EUR	100	118,655
Sable International Finance Ltd., 7.13%, 10/15/32(b)	USD	600	590,465
SoftBank Group Corp., 5.25%, 10/10/29(f)	EUR	100	113,693
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)(d)	USD	3,717	3,674,227
Telecom Italia Capital SA, 7.72%, 06/04/38		520	579,117
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(b)		200	194,718
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
6.50%, 02/15/29		467	453,568
Series Feb, 8.63%, 06/15/32		1,296	1,319,958
Verizon Communications, Inc.(d)
4.50%, 08/10/33		500	484,967
5.75%, 11/30/45		1,590	1,548,343
3.00%, 11/20/60		1,250	718,627
Windstream Services LLC, 7.50%, 10/15/33(b)		1,206	1,253,820
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(d)		2,725	2,848,053
WULF Compute LLC, 7.75%, 10/15/30(b)(d)		1,737	1,835,453
Zayo Group Holdings, Inc.(b)(h)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(d)		971	965,043
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		438	408,494
			50,379,314
Electric Utilities — 2.5%
AES Andes SA(b)
6.30%, 03/15/29		200	204,375
(5-year CMT + 3.84%), 8.15%, 06/10/55(a)		200	209,650
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(f)		208	193,132
Alpha Generation LLC, 6.75%, 10/15/32(b)(d)		440	446,438
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(f)	EUR	100	111,727
6.38%, 02/15/32(b)	USD	290	283,352
Security		Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC, 5.00%, 02/01/31(b)	USD	88	$ 88,237
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	606,744
Duke Energy Corp., 4.80%, 12/15/45(d)		1,500	1,280,952
FirstEnergy Corp., Series C, 3.40%, 03/01/50(d)		3,410	2,268,665
Minejesa Capital BV, 5.63%, 08/10/37(b)		200	191,460
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(f)		145	142,355
MVM Energetika Zrt, 7.50%, 06/09/28(f)		200	207,616
Pacific Gas and Electric Co.(d)
4.95%, 07/01/50		910	753,822
6.75%, 01/15/53		1,450	1,504,500
Public Power Corp. SA, 4.63%, 10/31/31(f)	EUR	100	115,135
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(b)	USD	200	193,938
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		98	102,810
TransAlta Corp., 5.88%, 02/01/34		343	340,691
Virginia Electric and Power Co., 6.35%, 11/30/37(d)		750	807,429
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		480	502,791
6.88%, 04/15/32		438	453,307
5.35%, 01/31/36(d)		2,000	1,956,387
VoltaGrid LLC, 7.38%, 11/01/30(b)(d)		2,391	2,469,446
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31		1,456	1,532,733
8.63%, 03/15/33		736	777,524
7.75%, 04/15/34		1,117	1,153,584
			18,898,800
Electronic Equipment, Instruments & Components(b) — 0.4%
Coherent Corp., 5.00%, 12/15/29(d)		547	536,510
Sensata Technologies, Inc.
4.38%, 02/15/30		810	774,630
3.75%, 02/15/31		26	24,116
6.63%, 07/15/32		500	509,992
WESCO Distribution, Inc.
5.25%, 04/15/31		327	325,048
6.63%, 03/15/32		197	201,635
6.38%, 03/15/33		353	359,623
5.50%, 04/15/34		519	511,137
Zebra Technologies Corp., 6.50%, 06/01/32		184	185,254
			3,427,945
Energy Equipment & Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		770	770,000
6.63%, 09/01/32		639	651,559
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		1,090	1,079,169
Enerflex, Inc., 6.88%, 01/15/31(b)		62	63,303
Kodiak Gas Services LLC(b)
7.25%, 02/15/29(d)		685	709,698
5.88%, 04/01/31		846	850,190
6.50%, 10/01/33		447	451,828
6.75%, 10/01/35(d)		1,169	1,187,601
Oceaneering International, Inc., 6.00%, 02/01/28		92	92,374
OEG Finance PLC, 7.25%, 09/27/29(f)	EUR	100	119,051
Star Holding LLC, 8.75%, 08/01/31(b)	USD	783	794,381
Tidewater, Inc., 9.13%, 07/15/30(b)		280	298,293
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		509	520,797

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.(b) (continued)
6.25%, 10/01/33(d)	USD	1,335	$ 1,330,801
Weatherford International Ltd., 6.75%, 10/15/33(b)		1,023	1,045,270
			9,964,315
Entertainment — 2.1%
Allwyn Entertainment Financing U.K. PLC, 4.13%, 02/15/31(f)	EUR	100	108,751
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	397	385,089
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)		372	361,613
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		445	428,043
7.00%, 02/15/30(d)		1,631	1,651,143
6.50%, 02/15/32		1,184	1,170,216
Churchill Downs, Inc.(b)
4.75%, 01/15/28		374	368,958
5.75%, 04/01/30		1,275	1,260,927
6.75%, 05/01/31		508	517,551
Cinemark USA, Inc., 7.00%, 08/01/32(b)		101	103,776
Discovery Global Holdings, Inc.
4.28%, 03/15/32		595	526,575
5.05%, 03/15/42(d)		1,765	1,162,792
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		962	938,533
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		213	217,132
7.50%, 09/01/31(d)		110	112,893
6.25%, 10/01/33		268	262,557
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(d)		412	409,439
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		600	500,743
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		342	350,116
Motion Bondco DAC, 6.63%, 11/15/27(b)		204	195,272
Odeon Finco PLC, 12.75%, 11/01/27(b)		400	411,732
Pinewood Finco PLC, 6.00%, 03/27/30(f)	GBP	100	129,131
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	148	90,280
5.88%, 09/01/31		214	117,700
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)		213	212,462
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		225	223,306
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		274	235,715
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		182	182,294
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		303	278,003
Vail Resorts, Inc.(b)
5.63%, 07/15/30		278	275,700
6.50%, 05/15/32		479	484,398
Voyager Parent LLC, 9.25%, 07/01/32(b)		414	429,821
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		958	945,614
7.13%, 02/15/31(d)		275	288,267
6.25%, 03/15/33		606	599,697
			15,936,239
Security		Par (000)	Value
Environmental, Maintenance & Security Service — 0.9%
Biffa Group Holdings Ltd.(f)
5.25%, 06/15/31	EUR	100	$ 111,815
7.38%, 06/15/31	GBP	100	129,249
Clean Harbors, Inc., 6.38%, 02/01/31(b)	USD	53	53,826
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)		758	743,443
GFL Environmental, Inc.(b)
4.00%, 08/01/28		567	551,193
4.38%, 08/15/29		519	504,947
6.75%, 01/15/31		444	459,463
Luna 15 SARL(h)
(10.50% PIK), 10.50%, 07/01/32(b)	EUR	145	177,654
(10.50% PIK), 10.50%, 07/01/32(f)		100	122,520
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	320	312,510
5.88%, 06/30/29		1,160	1,137,565
Paprec Holding SA, 4.13%, 07/15/30(f)	EUR	100	113,347
Reworld Holding Corp., 4.88%, 12/01/29(b)	USD	181	169,680
Waste Pro USA, Inc., 7.00%, 02/01/33(b)(d)		2,341	2,367,339
			6,954,551
Financial Services — 4.5%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(d)(i)		3,000	2,971,997
Azorra Finance Ltd.(b)
7.75%, 04/15/30		223	229,851
7.25%, 01/15/31		155	156,502
6.25%, 02/15/34		194	180,310
BNP Paribas SA, (5-year CMT + 4.90%), 7.75%(a)(b)(i)		3,000	3,094,464
Citigroup, Inc., (1-day SOFR + 1.49%), 5.17%, 09/11/36(a)(d)		2,000	1,982,584
CrossCountry Intermediate HoldCo LLC(b)
6.50%, 10/01/30		101	96,267
6.75%, 12/01/32		108	101,623
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(d)		815	844,377
Freedom Mortgage Holdings LLC(b)
6.88%, 05/01/31		88	82,272
9.13%, 05/15/31		551	560,091
8.38%, 04/01/32		125	122,962
GGAM Finance Ltd.(b)
8.00%, 06/15/28		177	183,701
6.88%, 04/15/29		341	348,585
5.88%, 03/15/30		281	279,946
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		469	475,894
Goldman Sachs Group, Inc., (1-day SOFR + 1.19%), 5.07%, 01/21/37(a)(d)		2,000	1,955,344
Intrum Investments And Financing AB, 8.00%, 09/11/27(f)	EUR	100	114,906
JPMorgan Chase & Co.(a)(d)
(1-day SOFR + 1.13%), 5.00%, 07/22/30	USD	3,000	3,042,591
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29		2,250	2,213,641
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	194,077
5.63%, 01/15/30		400	372,744
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(d)		3,000	3,086,164
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29(d)		266	272,109
7.13%, 11/15/30		319	317,014
6.88%, 05/15/32		674	650,405
6.75%, 02/15/34		617	577,412
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		1,639	1,649,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(f)	EUR	100	$ 109,320
Rocket Cos., Inc.(b)
6.50%, 08/01/29	USD	456	461,132
6.13%, 08/01/30		1,507	1,520,905
7.13%, 02/01/32(d)		1,250	1,288,416
6.38%, 08/01/33		2,109	2,131,659
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		333	329,398
3.88%, 03/01/31		74	68,286
4.00%, 10/15/33		35	31,373
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	100	16,760
UBS AG, 5.00%, 07/09/27(d)	USD	900	907,917
UWM Holdings LLC(b)
6.63%, 02/01/30		784	739,447
6.25%, 03/15/31		881	802,314
			34,564,069
Food Products — 1.2%
Aramark Services, Inc., 5.00%, 02/01/28(b)		492	489,096
B&G Foods, Inc., 8.00%, 09/15/28(b)		118	116,195
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(b)(h)		1,529	1,626,918
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		1,198	1,177,666
7.63%, 07/01/29		1,528	1,561,398
Darling Global Finance BV
4.50%, 07/15/32(b)	EUR	250	287,536
4.50%, 07/15/32(f)		100	115,014
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(d)	USD	84	84,587
Elior Group SA, 5.63%, 03/15/30(f)	EUR	100	116,660
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	25	25,452
9.63%, 09/15/32		117	119,161
Froneri Lux FinCo SARL, 4.75%, 08/01/32(f)	EUR	100	109,185
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.90%, 12/15/29(a)(f)		100	115,768
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30	USD	368	350,353
4.38%, 01/31/32(d)		516	479,339
Post Holdings, Inc.(b)
4.63%, 04/15/30		397	381,122
4.50%, 09/15/31		42	39,052
6.25%, 02/15/32		130	131,344
6.38%, 03/01/33		317	312,290
6.25%, 10/15/34		600	587,524
6.50%, 03/15/36		760	744,284
Premier Foods Finance PLC, 3.50%, 10/15/26(f)	GBP	100	130,892
			9,100,836
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	USD	568	574,788
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(d)		1,491	1,520,277
Union Pacific Corp., 3.20%, 05/20/41		275	211,591
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		291	298,861
			2,605,517
Health Care Equipment & Supplies(b) — 0.7%
Avantor Funding, Inc.
4.63%, 07/15/28(d)		624	609,032
3.88%, 11/01/29		31	29,084
Bausch & Lomb Corp., 8.38%, 10/01/28		1,440	1,486,800
Hologic, Inc., 3.25%, 02/15/29		22	21,962
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Insulet Corp., 6.50%, 04/01/33	USD	187	$ 190,871
Medline Borrower LP, 5.25%, 10/01/29(d)		2,001	1,983,378
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29		557	567,573
Neogen Food Safety Corp., 8.63%, 07/20/30		233	244,726
			5,133,426
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(d)		168	172,003
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		1,233	1,219,343
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		55	51,166
CHS/Community Health Systems, Inc.(b)
5.25%, 05/15/30(d)		2,298	2,165,824
4.75%, 02/15/31		800	737,539
10.88%, 01/15/32(d)		386	414,124
9.75%, 01/15/34		2,211	2,294,726
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		522	539,677
DaVita, Inc.(b)
6.88%, 09/01/32		86	88,101
6.75%, 07/15/33		49	49,841
Ephios Subco 3 SARL, 7.88%, 01/31/31(f)	EUR	100	121,049
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	98	92,875
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		200	175,213
HCA, Inc., 5.70%, 11/15/55(d)		1,650	1,534,899
HealthEquity, Inc., 4.50%, 10/01/29(b)		559	540,825
IQVIA, Inc., 6.25%, 06/01/32(b)		1,220	1,238,899
LifePoint Health, Inc.(b)
9.88%, 08/15/30		193	204,100
11.00%, 10/15/30(d)		1,038	1,116,338
8.38%, 02/15/32		624	666,383
10.00%, 06/01/32		961	981,402
Molina Healthcare, Inc.(b)
3.88%, 11/15/30		302	269,997
6.50%, 02/15/31		598	587,897
6.25%, 01/15/33		141	136,712
Northwell Healthcare, Inc., 4.26%, 11/01/47(d)		686	555,734
Option Care Health, Inc., 4.38%, 10/31/29(b)		314	302,633
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		152	157,624
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		259	267,540
Star Parent, Inc., 9.00%, 10/01/30(b)(d)		953	987,309
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(d)		2,489	2,444,629
Tenet Healthcare Corp.
6.75%, 05/15/31		1,097	1,121,280
5.50%, 11/15/32(b)		295	292,279
6.00%, 11/15/33(b)		431	436,106
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		931	899,391
UnitedHealth Group, Inc., 3.95%, 10/15/42(d)		750	606,487
			23,469,945
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(b)		182	183,564
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	355	403,809
7.00%, 02/15/32(f)		100	113,749
8.50%, 02/15/32(b)	USD	1,693	1,716,384
			2,417,506
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		295	298,612
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		158	158,287
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		142	137,654

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
RHP Hotel Properties LP/RHP Finance Corp.(b) (continued)
6.50%, 04/01/32	USD	1,028	$ 1,046,623
6.50%, 06/15/33		485	493,864
5.75%, 03/15/34		900	888,168
Service Properties Trust
0.00%, 09/30/28(b)(l)		1,115	1,014,422
8.63%, 11/15/31(b)(d)		2,330	2,433,270
8.88%, 06/15/32		259	256,705
XHR LP, 6.63%, 05/15/30(b)		156	157,498
			6,885,103
Hotels, Restaurants & Leisure — 1.2%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		69	67,446
4.38%, 01/15/28		58	57,188
4.00%, 10/15/30		771	724,682
Essendi SA, 5.50%, 11/15/31(f)	EUR	100	113,011
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	412	393,760
6.75%, 01/15/30		172	160,657
Fortune Star BVI Ltd., 5.88%, 11/20/30(f)	EUR	125	134,006
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32	USD	195	197,926
5.88%, 03/15/33		571	574,486
5.75%, 09/15/33		185	184,165
5.50%, 03/31/34		397	387,860
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		352	260,362
Melco Resorts Finance Ltd.(b)
5.75%, 07/21/28		200	196,386
5.38%, 12/04/29		1,000	958,750
7.63%, 04/17/32		744	755,335
6.50%, 09/24/33		200	191,886
MGM China Holdings Ltd., 7.13%, 06/26/31(b)		200	204,100
MGM Resorts International, 6.13%, 09/15/29		428	430,536
Station Casinos LLC(b)
4.63%, 12/01/31		354	330,526
6.63%, 03/15/32		173	173,671
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)		241	237,138
Wynn Macau Ltd.
5.63%, 08/26/28(b)		1,163	1,143,185
5.63%, 08/26/28(f)		200	196,593
5.13%, 12/15/29(b)		610	583,190
6.75%, 02/15/34(b)		200	194,500
			8,851,345
Household Durables — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		185	171,704
6.88%, 08/01/33		188	181,370
Beazer Homes USA, Inc., 5.88%, 10/15/27		74	73,642
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		874	829,247
4.88%, 02/15/30		1,308	1,200,917
Central Garden & Pet Co., 4.13%, 10/15/30		159	149,590
Century Communities, Inc., 6.63%, 09/15/33(b)(d)		411	402,635
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		151	153,430
Empire Communities Corp., 9.75%, 05/01/29(b)		67	67,274
Installed Building Products, Inc., 5.63%, 02/01/34(b)		355	346,408
Security		Par (000)	Value
Household Durables (continued)
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31	USD	860	$ 850,269
8.38%, 10/01/33		651	643,769
LGI Homes, Inc.(b)
8.75%, 12/15/28		116	118,683
7.00%, 11/15/32		291	269,823
Mattamy Group Corp., 6.00%, 12/15/33(b)		111	104,235
Meritage Homes Corp., 1.75%, 05/15/28(d)(j)		521	501,723
Newell Brands, Inc.
8.50%, 06/01/28(b)		304	313,789
6.63%, 09/15/29		106	103,465
6.38%, 05/15/30		125	119,989
6.63%, 05/15/32		181	173,214
Risewell Homes, Inc.(b)
9.25%, 10/01/29		296	299,004
8.50%, 11/01/30		94	91,915
Scotts Miracle-Gro Co.
4.50%, 10/15/29		64	62,565
4.38%, 02/01/32		15	14,010
Somnigroup International, Inc., 3.88%, 10/15/31(b)		66	60,004
STL Holding Co. LLC, 8.75%, 02/15/29(b)		158	163,235
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)		166	166,145
			7,632,054
Independent Power and Renewable Electricity Producers(b) — 1.0%
Clearway Energy Operating LLC, 4.75%, 03/15/28		53	52,293
Lightning Power LLC, 7.25%, 08/15/32		126	130,974
NRG Energy, Inc.
5.75%, 07/15/29		260	259,611
6.00%, 02/01/33		1,038	1,038,265
5.75%, 01/15/34		916	903,565
6.25%, 11/01/34		847	853,752
5.41%, 10/15/35(d)		1,000	980,925
6.00%, 01/15/36(d)		3,402	3,371,066
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(i)		240	242,544
			7,832,995
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		169	169,837
Avient Corp., 6.25%, 11/01/31(b)		227	228,585
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		142	144,946
Enpro, Inc., 6.13%, 06/01/33(b)		219	221,511
Maxam Prill SARL, 6.00%, 07/15/30(f)	EUR	100	114,227
			879,106
Insurance — 5.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27	USD	2,111	2,068,900
6.75%, 10/15/27(d)		141	140,893
5.88%, 11/01/29(d)		2,301	2,226,285
7.00%, 01/15/31		1,268	1,278,793
6.50%, 10/01/31		230	225,848
7.38%, 10/01/32(d)		2,170	2,149,279
AmWINS Group, Inc.(b)
6.38%, 02/15/29		120	120,695
4.88%, 06/30/29		147	140,821
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		460	436,235
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		617	557,935
Ardonagh Finco Ltd.
6.88%, 02/15/31(f)	EUR	375	430,454
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Ardonagh Finco Ltd. (continued)
7.75%, 02/15/31(b)(d)	USD	2,814	$ 2,846,972
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(d)		3,053	2,991,215
Asurion LLC/Asurion Co-Issuer, Inc.(b)
8.00%, 12/31/32(d)		1,493	1,548,910
8.38%, 02/01/34		1,365	1,325,227
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	266,557
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)(d)
7.25%, 02/15/31		2,495	2,516,010
8.13%, 02/15/32		1,789	1,676,203
HUB International Ltd.(b)(d)
7.25%, 06/15/30		4,771	4,887,431
7.38%, 01/31/32		7,726	7,880,234
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		903	917,834
6.88%, 10/01/33		873	798,638
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(d)		4,202	4,216,115
Ryan Specialty LLC(b)
4.38%, 02/01/30		163	157,910
5.88%, 08/01/32		445	439,822
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	562,778
Unipol Assicurazioni SpA, 4.90%, 05/23/34(f)	EUR	100	118,189
USI, Inc., 7.50%, 01/15/32(b)(d)	USD	928	940,212
			43,866,395
Interactive Media & Services — 1.8%
Alphabet, Inc., 5.35%, 11/15/45(d)		1,570	1,535,131
Beignet Investor LLC, 6.58%, 05/30/49(b)(d)		9,517	9,784,962
iliad SA, 4.25%, 01/09/32(f)	EUR	100	113,185
ION Platform Finance U.S., Inc./ION Platform Finance SARL(b)
4.63%, 05/01/28	USD	122	113,767
5.00%, 05/01/28		668	623,944
8.75%, 05/01/29		217	201,800
Prosus NV, 4.03%, 08/03/50(f)		304	202,844
Snap, Inc.(b)
6.88%, 03/01/33(d)		660	623,218
6.88%, 03/15/34		715	672,507
			13,871,358
Internet Software & Services — 0.6%
Amazon.com, Inc., 3.95%, 04/13/52(d)		2,980	2,284,898
Getty Images, Inc.(b)
11.25%, 02/21/30		243	218,843
10.50%, 11/15/30		185	165,912
Match Group Holdings II LLC(b)
4.13%, 08/01/30		262	242,804
3.63%, 10/01/31		64	56,901
6.13%, 09/15/33		789	766,761
Rakuten Group, Inc.(b)
11.25%, 02/15/27		283	292,910
9.75%, 04/15/29		474	505,093
			4,534,122
IT Services — 0.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(f)	EUR	100	109,533
Amentum Holdings, Inc., 7.25%, 08/01/32(b)(d)	USD	115	119,003
Atos SE, 9.73%, 12/18/29(f)(m)	EUR	50	65,349
CACI International, Inc., 6.38%, 06/15/33(b)	USD	519	528,304
CoreWeave, Inc., 9.25%, 06/01/30(b)(d)		487	473,198
Fair Isaac Corp.(b)
4.00%, 06/15/28		112	108,688
Security		Par (000)	Value
IT Services (continued)
Fair Isaac Corp.(b) (continued)
6.00%, 05/15/33	USD	1,202	$ 1,179,428
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(d)		1,178	1,170,754
KBR, Inc., 4.75%, 09/30/28(b)		204	199,476
Science Applications International Corp.(b)
4.88%, 04/01/28		239	235,206
5.88%, 11/01/33		533	520,140
			4,709,079
Leisure Products — 1.1%
Acushnet Co., 5.63%, 12/01/33(b)		172	170,669
Carnival Corp.(b)
5.88%, 06/15/31		366	370,499
5.75%, 08/01/32		706	705,770
6.13%, 02/15/33		1,133	1,144,358
Carnival PLC, 4.13%, 07/15/31(b)	EUR	299	336,489
Deuce Finco PLC, 7.00%, 11/20/31(f)	GBP	100	130,338
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	USD	439	448,215
NCL Corp. Ltd.(b)
5.88%, 01/15/31		137	133,105
6.75%, 02/01/32		316	313,602
6.25%, 09/15/33(d)		1,430	1,387,584
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)		1,216	1,244,361
TUI AG, 5.88%, 03/15/29(f)	EUR	100	115,166
Viking Cruises Ltd.(b)
7.00%, 02/15/29	USD	66	66,121
9.13%, 07/15/31		708	746,901
5.88%, 10/15/33		815	804,659
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	205,689
			8,323,526
Machinery — 0.6%
Chart Industries, Inc.(b)
7.50%, 01/01/30		587	609,838
9.50%, 01/01/31		102	107,151
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		330	329,848
Esab Corp.(b)
6.25%, 04/15/29		138	140,056
5.63%, 04/01/31		1,105	1,112,746
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(d)		170	108,578
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.77%, 04/15/29(a)(f)	EUR	100	115,599
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32(a)(f)		100	115,018
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)	USD	802	771,850
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		175	182,749
Terex Corp.(b)(d)
5.00%, 05/15/29		42	41,379
6.25%, 10/15/32		253	254,649
TK Elevator Midco GmbH, 4.38%, 07/15/27(f)	EUR	70	81,211
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(d)	USD	566	564,520
			4,535,192
Media — 4.4%
Block Communications, Inc., 10.25%, 03/01/31(b)		135	123,517
Cable One, Inc., 1.13%, 03/15/28(j)		1,148	863,296
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		76	74,955
6.38%, 09/01/29(b)		1,243	1,246,815
4.75%, 03/01/30(b)		229	217,292
4.25%, 02/01/31(b)		2,211	2,015,226
4.75%, 02/01/32(b)		683	617,546
4.50%, 05/01/32		38	33,944
7.00%, 02/01/33(b)		526	527,449
4.50%, 06/01/33(b)		704	612,919

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.25%, 01/15/34(b)(d)	USD	2,125	$ 1,817,924
7.38%, 02/01/36(b)		1,547	1,540,575
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47(d)		3,000	2,414,065
CSC Holdings LLC(b)
5.50%, 04/15/27		606	525,641
5.38%, 02/01/28		800	591,641
11.25%, 05/15/28		1,317	1,076,179
11.75%, 01/31/29		883	638,537
Directv Financing LLC, 8.88%, 02/01/30(b)(d)		841	839,129
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27(d)		648	647,317
10.00%, 02/15/31		616	628,831
Discovery Communications LLC, 3.95%, 03/20/28		408	399,718
DISH DBS Corp.(b)
5.25%, 12/01/26		1,555	1,541,663
5.75%, 12/01/28		1,201	1,161,598
DISH Network Corp., 11.75%, 11/15/27(b)		2,070	2,132,607
Gray Media, Inc.(b)
10.50%, 07/15/29(d)		103	109,453
9.63%, 07/15/32(d)		824	823,948
7.25%, 08/15/33		1,046	1,054,024
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		580	386,968
Midcontinent Communications, 8.00%, 08/15/32(b)		781	727,384
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(d)		1,193	1,212,762
Sirius XM Radio LLC(b)
5.00%, 08/01/27		819	817,857
4.00%, 07/15/28(d)		96	92,665
Sunrise FinCo I BV
4.88%, 07/15/31(b)		794	755,920
4.63%, 05/15/32(f)	EUR	100	112,936
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	392,525
Univision Communications, Inc.(b)
8.00%, 08/15/28		1,761	1,787,401
8.50%, 07/31/31(d)		807	810,938
9.38%, 08/01/32		1,071	1,103,789
Versant Media Group, Inc., 7.25%, 01/30/31(b)		184	188,306
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(f)	EUR	100	101,292
VZ Secured Financing BV, 5.25%, 01/15/33(f)		100	106,559
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	295	253,135
Ziggo BV, 4.88%, 01/15/30(b)		573	535,115
			33,661,361
Metals & Mining — 2.8%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		364	367,162
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	190,932
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		312	324,844
11.50%, 10/01/31		1,329	1,435,987
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		250	232,836
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		1,014	1,011,653
Carpenter Technology Corp., 5.63%, 03/01/34(b)		456	451,800
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		563	562,950
Security		Par (000)	Value
Metals & Mining (continued)
Commercial Metals Co.(b)
5.75%, 11/15/33	USD	526	$ 520,470
6.00%, 12/15/35		542	534,328
Constellium SE(b)
5.63%, 06/15/28		250	248,767
3.75%, 04/15/29(d)		1,492	1,423,016
6.38%, 08/15/32		422	426,575
Corp. Nacional del Cobre de Chile
6.44%, 01/26/36(f)		200	210,485
5.53%, 01/30/37(b)		205	200,839
CSN Resources SA, 4.63%, 06/10/31(f)		200	121,750
ERO Copper Corp., 6.50%, 02/15/30(b)		616	609,772
First Quantum Minerals Ltd.(b)
8.00%, 03/01/33		265	273,790
7.25%, 02/15/34		253	256,142
6.38%, 02/15/36		1,284	1,228,538
Freeport Indonesia PT, 4.76%, 04/14/27(f)		200	199,576
Glencore Funding LLC, 6.14%, 04/01/55(b)(d)		600	603,498
Kaiser Aluminum Corp.(b)
4.50%, 06/01/31		1,209	1,142,187
5.88%, 03/01/34		1,483	1,456,110
Marcobre SAC, 5.75%, 01/22/36(b)		200	193,680
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(b)		200	203,440
New Gold, Inc., 6.88%, 04/01/32(b)		415	428,927
Nexa Resources SA, 6.75%, 04/09/34(b)		200	208,250
Novelis Corp.(b)
4.75%, 01/30/30(d)		618	582,465
6.88%, 01/30/30		605	610,246
3.88%, 08/15/31		1,169	1,041,169
6.38%, 08/15/33		1,681	1,648,881
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(f)	EUR	300	329,031
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	337,183
Samarco Mineracao SA(h)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(f)		380	374,393
(9.00% PIK), 9.50%, 06/30/31(b)		16	15,048
Stillwater Mining Co., 4.50%, 11/16/29(b)		200	188,278
Vale Overseas Ltd.
6.40%, 06/28/54		73	73,451
(5-year CMT + 2.43%), 6.00%, 02/25/56(a)(b)		200	197,380
Vallourec SACA, 7.50%, 04/15/32(b)		555	581,647
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)		200	209,400
Volcan Cia Minera SAA, 8.50%, 10/28/32(b)		203	206,532
			21,463,408
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		388	381,352
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	232,696
6.00%, 04/15/30		115	114,777
6.50%, 07/01/30		292	298,211
6.50%, 10/15/30		323	327,591
			1,354,627
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		169	179,041
Oil, Gas & Consumable Fuels — 8.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		504	525,654
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29	USD	263	$ 262,157
6.63%, 02/01/32		383	391,441
Apache Corp., 5.25%, 02/01/42(d)		800	687,013
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		214	249,843
6.63%, 07/15/33(d)		232	235,984
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		296	305,789
7.25%, 07/15/32		238	247,230
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)		500	525,092
Buckeye Partners LP
6.88%, 07/01/29(b)		27	27,789
6.75%, 02/01/30(b)		118	121,777
5.85%, 11/15/43		182	164,729
5.60%, 10/15/44		117	102,582
California Resources Corp., 7.00%, 01/15/34(b)		215	216,755
Caturus Energy LLC, 8.50%, 02/15/30(b)		1,225	1,271,078
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(f)	GBP	100	134,560
Cheniere Energy Partners LP, 5.55%, 10/30/35(d)	USD	2,000	2,036,697
Chord Energy Corp., 6.75%, 03/15/33(b)		149	153,834
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		1,110	1,146,279
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	117,892
CNX Resources Corp.(b)
7.25%, 03/01/32		154	158,690
5.88%, 03/01/34		488	475,252
Comstock Resources, Inc.(b)
6.75%, 03/01/29(d)		436	430,346
6.75%, 03/01/29		180	177,867
5.88%, 01/15/30		707	684,071
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,938	1,890,020
Crescent Energy Finance LLC(b)
7.75%, 07/31/29		140	141,050
9.75%, 10/15/30		148	158,360
7.63%, 04/01/32(d)		313	317,641
7.38%, 01/15/33		766	765,808
8.38%, 01/15/34		175	182,945
CVR Energy, Inc.(b)
7.50%, 02/15/31		206	207,538
7.88%, 02/15/34		138	138,484
DBR Land Holdings LLC, 6.25%, 12/01/30(b)		283	286,535
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		397	400,282
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		149	157,410
Ecopetrol SA, 8.88%, 01/13/33		359	378,925
Empresa Nacional del Petroleo, 5.95%, 07/30/34(b)		200	201,730
Enbridge, Inc.(a)(d)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,865	1,865,730
Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		3,000	2,994,079
Energean PLC, 5.63%, 05/12/31(b)	EUR	203	228,283
Energy Transfer LP
6.13%, 12/15/45(d)	USD	500	488,527
5.30%, 04/15/47		350	308,833
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		695	727,939
Series H, (5-year CMT + 5.69%), 6.50%(a)(d)(i)		4,521	4,511,928
EQT Corp., 4.50%, 01/15/29		13	12,970
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33	USD	87	$ 89,896
6.75%, 03/15/34		892	887,786
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		170	171,388
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		200	170,000
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		242	247,498
Harvest Midstream I LP, 7.50%, 05/15/32(b)(d)		147	149,833
Hess Corp., 4.30%, 04/01/27		750	750,435
Hess Midstream Operations LP(b)
6.50%, 06/01/29		365	372,857
4.25%, 02/15/30		151	145,102
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	188,377
5.75%, 02/01/29		206	203,118
6.00%, 04/15/30		28	27,254
6.25%, 04/15/32		21	20,324
8.38%, 11/01/33		603	629,129
6.88%, 05/15/34		574	560,792
7.25%, 02/15/35		107	106,670
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		152	157,175
6.63%, 01/15/34(d)		578	580,198
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,379	1,206,190
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		346	347,827
ITT Holdings LLC, 6.50%, 08/01/29(b)(d)		1,461	1,420,586
Kinetik Holdings LP, 6.63%, 12/15/28(b)		76	77,286
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		190	195,538
Matador Resources Co.(b)
6.50%, 04/15/32		399	403,345
6.00%, 04/15/34		427	424,300
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(f)		181	161,987
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29(b)		250	256,413
Murphy Oil Corp., 5.88%, 12/01/42		35	29,700
Nabors Industries, Inc., 7.63%, 11/15/32(b)		273	279,456
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		759	781,882
8.38%, 02/15/32		1,187	1,223,256
Noble Finance II LLC, 8.00%, 04/15/30(b)		119	122,521
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		528	546,297
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		227	227,670
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		198	203,329
Permian Resources Operating LLC(b)
8.00%, 04/15/27		230	230,196
5.88%, 07/01/29		528	528,602
7.00%, 01/15/32(d)		288	298,223
6.25%, 02/01/33		731	744,623
Petrobras Global Finance BV, 6.75%, 01/27/41		187	182,101
Petroleos Mexicanos
8.75%, 06/02/29		408	428,512
5.95%, 01/28/31		392	374,928
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		205	212,431
Prairie Acquiror LP, 9.00%, 08/01/29(b)		253	261,345
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(b)		200	194,550
Raizen Fuels Finance SA, 6.45%, 03/05/34(b)		200	110,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	64,354
Shell Finance U.S., Inc., 4.00%, 05/10/46(d)		450	357,041

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.(b)
8.75%, 07/01/31	USD	252	$ 263,414
6.63%, 04/15/34		994	991,192
Sunoco LP(b)
5.63%, 03/15/31		169	168,225
6.63%, 08/15/32		253	256,964
6.25%, 07/01/33		346	347,508
5.88%, 03/15/34		171	169,111
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		178	176,494
7.38%, 02/15/29		973	1,000,961
6.00%, 09/01/31		128	126,313
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		290	283,548
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(f)		200	191,310
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		76	76,832
Transocean International Ltd.(b)
8.25%, 05/15/29		48	49,596
8.75%, 02/15/30		140	145,627
8.50%, 05/15/31		845	886,234
7.88%, 10/15/32		273	291,701
Trident Energy Finance PLC, 12.50%, 11/30/29(f)		200	212,568
Valaris Ltd., 8.38%, 04/30/30(b)		232	240,396
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		1,860	2,011,208
8.38%, 06/01/31(d)		2,099	2,182,908
9.88%, 02/01/32(d)		3,341	3,588,194
Venture Global Plaquemines LNG LLC(b)
6.13%, 12/15/30		1,002	1,030,483
7.50%, 05/01/33		505	555,098
6.50%, 01/15/34		1,172	1,221,745
7.75%, 05/01/35		1,728	1,936,704
6.75%, 01/15/36		1,661	1,759,251
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		77	80,531
Vital Energy, Inc., 7.88%, 04/15/32(b)(d)		487	497,547
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		468	474,209
			65,783,611
Passenger Airlines — 0.2%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(b)(h)		167	158,109
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		67	66,634
Avianca Midco 2 PLC
9.00%, 12/01/28(f)		62	59,801
9.50%, 01/28/31(b)		200	183,810
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		460	434,727
OneSky Flight LLC, 8.88%, 12/15/29(b)		318	328,244
United Airlines Holdings, Inc., 5.38%, 03/01/31		492	481,824
			1,713,149
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(f)	EUR	100	112,815
6.50%, 03/31/32(b)	USD	431	431,415
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		232	211,684
			755,914
Pharmaceuticals — 2.1%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		8,335	8,533,740
AbbVie, Inc., 5.35%, 03/15/44(d)		1,500	1,460,012
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		239	246,038
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		214	195,962
Security		Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.(b) (continued)
11.00%, 09/30/28	USD	1,540	$ 1,570,859
Becton Dickinson & Co., 4.69%, 12/15/44(d)		600	524,899
CVS Health Corp., 6.00%, 06/01/44(d)		1,110	1,092,817
Dolcetto Holdco SpA, 5.63%, 07/14/32(f)	EUR	100	114,810
Grifols SA(f)
2.25%, 11/15/27		214	244,248
7.13%, 05/01/30		100	119,479
Gruenenthal GmbH, 4.63%, 11/15/31(f)		100	113,270
Nidda Healthcare Holding GmbH(f)
7.00%, 02/21/30		100	117,542
(3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(a)		100	114,665
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	USD	600	582,212
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(a)(f)	EUR	43	49,170
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	521	515,962
6.75%, 03/01/28		400	408,880
Viatris, Inc., 2.30%, 06/22/27		392	380,104
			16,384,669
Real Estate Management & Development — 0.6%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(h)	EUR	142	181,564
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(f)		100	112,984
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(f)	USD	200	189,920
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		24	24,355
Series AI, 7.00%, 04/15/30		348	348,484
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		535	567,937
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,759	1,651,312
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		125	132,409
Fantasia Holdings Group Co. Ltd.(f)(k)
11.75%, 04/17/22		430	4,730
12.25%, 10/18/22		200	2,200
11.88%, 06/01/23		200	2,250
9.25%, 07/28/23		400	4,500
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		345	344,188
Howard Hughes Corp.(b)
5.88%, 03/01/32		231	222,288
6.13%, 03/01/34		231	221,836
New Immo Holding SA(f)
3.25%, 07/23/27	EUR	100	113,305
4.95%, 11/14/30		100	111,118
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(f)	USD	200	172,000
Vivion Investments SARL(f)
5.63%, 06/08/30	EUR	100	108,029
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(h)		14	16,267
(6.50% PIK), 6.50%, 02/28/29(h)		101	116,430
			4,648,106
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	434	425,699
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		104	103,575
Broadcom, Inc.(d)
4.15%, 04/15/32(b)		1,000	967,502
3.50%, 02/15/41		800	638,248
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc., 6.05%, 11/01/35(d)	USD	1,000	$ 1,079,042
QUALCOMM, Inc.(d)
5.40%, 05/20/33		400	416,251
4.30%, 05/20/47		700	568,219
			3,772,837
Software — 2.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(d)		3,257	3,057,097
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		505	482,517
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		91	67,630
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		280	201,520
Cloud Software Group, Inc.(b)(d)
6.50%, 03/31/29		1,943	1,895,533
9.00%, 09/30/29		3,556	3,430,379
8.25%, 06/30/32		12	11,381
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		794	775,551
IPD 3 BV, 5.50%, 06/15/31(f)	EUR	100	108,551
Microsoft Corp., 2.92%, 03/17/52(d)	USD	3,550	2,283,106
OAK-Eagle Acquireco, Inc.(c)
07/01/33(f)	EUR	100	118,059
07/01/33(b)	USD	1,930	1,999,662
07/01/34(b)		1,894	1,982,813
Oracle Corp.
5.70%, 02/04/36(d)		945	908,606
3.95%, 03/25/51		250	158,414
6.70%, 02/04/56(d)		3,050	2,830,716
6.13%, 08/03/65(d)		600	499,119
Playtika Holding Corp., 4.25%, 03/15/29(b)		67	52,280
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		425	425,015
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 5.52%, 07/31/31(a)(f)	EUR	100	110,835
UKG, Inc., 6.88%, 02/01/31(b)(d)	USD	1,094	1,069,183
			22,467,967
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30(b)		229	231,988
Afflelou SAS, 6.00%, 07/25/29(f)	EUR	100	117,511
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.38%, 09/30/31(a)(f)		100	115,628
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(f)		100	113,686
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(b)	USD	265	276,114
Goldstory SAS, 6.75%, 02/01/30(f)	EUR	100	112,998
Michaels Cos., Inc., 8.50%, 03/15/33(b)	USD	795	773,928
Staples, Inc., 10.75%, 09/01/29(b)		243	224,731
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		117	110,083
			2,076,667
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc., 2.65%, 02/08/51(d)		2,500	1,512,998
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		341	358,114
5.88%, 07/15/30		339	344,573
8.50%, 07/15/31		615	644,795
5.75%, 12/01/34		129	128,516
			2,988,996
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC(b)
5.25%, 07/15/32	EUR	613	$ 679,551
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(h)	USD	2,473	2,633,573
Levi Strauss & Co.
4.00%, 08/15/30	EUR	165	189,445
3.50%, 03/01/31(b)	USD	21	19,228
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(f)	EUR	100	115,440
			3,637,237
Tobacco(d) — 0.3%
Altria Group, Inc., 3.40%, 02/04/41	USD	750	566,114
BAT Capital Corp.
7.08%, 08/02/43		500	549,589
4.54%, 08/15/47		715	580,532
Philip Morris International, Inc., 3.88%, 08/21/42		900	722,243
			2,418,478
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31(f)	GBP	100	136,535
FedEx Corp.(d)
3.90%, 02/01/35	USD	500	457,346
4.40%, 01/15/47		500	389,118
RXO, Inc., 6.38%, 05/15/31(b)		199	190,942
			1,173,941
Wireless Telecommunication Services — 1.5%
Altice France SA(b)
6.88%, 10/15/30		372	355,729
6.50%, 10/15/31		660	626,298
6.50%, 04/15/32		2,126	2,014,261
6.88%, 07/15/32		748	708,761
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)(d)		2,867	2,909,425
Iliad Holding SAS
5.38%, 04/15/30(f)	EUR	100	116,940
8.50%, 04/15/31(b)	USD	850	889,366
7.00%, 04/15/32(b)		944	945,131
Telecom Argentina SA, 9.25%, 05/28/33(b)		174	180,404
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)		200	203,252
Veon Midco BV, 3.38%, 11/25/27(b)		200	189,330
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(f)		154	151,489
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(f)	GBP	200	247,652
4.25%, 01/31/31(b)	USD	800	687,071
4.75%, 07/15/31(b)		602	517,941
6.75%, 01/15/33(b)		397	354,698
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(b)(h)		11	11,015
Zegona Finance PLC, 6.75%, 07/15/29(f)	EUR	90	107,961
			11,216,724
Total Corporate Bonds — 88.9% (Cost: $684,779,758)			679,637,706
Fixed Rate Loan Interests
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	1,927	1,813,903

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	2,072	$ 1,927,201
Total Fixed Rate Loan Interests — 0.5% (Cost: $3,999,381)			3,741,104
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29		112	94,780
Aerospace & Defense — 0.1%
Air Comm Corp. LLC, 2025 Delayed Draw Term Loan, 12/11/31(n)		9	9,287
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30		— (o)	123
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29		170	33,754
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29		30	5,871
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 02/26/32		5	4,331
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32		234	233,919
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32		99	99,122
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/11/31		190	190,532
			576,939
Automobile Components — 0.2%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29		451	390,227
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		470	467,722
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 8.51%, 11/17/28		39	37,983
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28		314	305,639
			1,201,571
Automobiles — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.96%, 06/01/28		82	73,833
Broadline Retail — 0.1%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		1,091	1,093,993
Security		Par (000)	Value
Building Products — 0.1%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32	USD	59	$ 58,477
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30		131	119,483
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29		648	622,153
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31		273	236,991
			1,037,104
Capital Markets — 0.1%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31		291	284,355
Jupiter Borrower, Inc., Term Loan B, 03/25/33(e)(n)		186	185,535
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.67%, 06/25/31		16	15,745
			485,635
Chemicals — 0.2%
Advancion Holdings LLC
2020 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.85%), 11.52%, 11/24/28		118	105,578
2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27		90	85,812
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		680	668,334
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28		508	441,870
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32		351	337,570
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31		65	44,401
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32		193	192,146
			1,875,711
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		659	658,634
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		89	88,686
			747,320
Construction & Engineering — 0.2%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(n)		37	36,779
2026 Term Loan B, (Prime + 1.75%), 8.50%, 01/27/33		279	275,842
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		1,219	1,042,881
			1,355,502
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials — 0.0%
White Cap Buyer LLC, 2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33	USD	266	$ 252,479
Consumer Discretionary — 0.0%
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 11/01/31		91	91,038
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32		622	611,507
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(k)		466	211,494
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30		833	803,545
			1,015,039
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31		376	372,939
Diversified Telecommunication Services — 0.6%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/32		441	432,151
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32		1,480	1,478,461
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(h)		2,386	2,339,477
			4,250,089
Financial Services — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		60	60,408
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		469	373,971
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(e)		181	180,270
			614,649
Ground Transportation — 0.0%
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		163	119,904
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		32	23,789
			143,693
Security		Par (000)	Value
Health Care Equipment & Supplies — 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29	USD	360	$ 352,860
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31		867	868,554
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		1,016	1,003,300
			2,224,714
Health Care Providers & Services — 0.2%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31		339	338,886
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 05/19/31		200	199,720
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60% and 4.75% PIK), 15.00%, 01/28/28(e)(h)		349	232,574
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		548	541,043
			1,312,223
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		172	168,652
Household Durables — 0.0%
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		34	34,132
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		52	51,197
			85,329
Industrial Conglomerates — 0.1%
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(e)		125	125,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31		359	358,582
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		434	431,422
			915,004
Insurance — 0.2%
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		481	475,178
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 04/18/30		42	40,602

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	USD	319	$ 308,992
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		385	380,673
			1,205,445
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/31		331	286,936
IT Services — 0.1%
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/27/31(e)		148	146,631
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.76%, 02/03/33		267	254,451
			401,082
Leisure Products — 0.0%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.31%, 07/22/30		290	289,057
Machinery — 0.1%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33		390	388,296
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		123	116,313
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		363	357,347
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33		24	23,186
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(e)(n)		150	148,875
			1,034,017
Media — 0.5%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		417	416,988
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28		865	865,421
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.30%, 06/18/29		391	365,504
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		531	466,993
Security		Par (000)	Value
Media (continued)
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31	USD	1,105	$ 1,104,787
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 6.78%, 12/01/28		146	145,243
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29		1	1,240
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.78%, 09/25/29(h)		738	654,954
			4,021,130
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33		196	196,000
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32		459	459,536
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		238	236,787
			696,323
Professional Services — 0.1%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31		44	43,724
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28		200	191,480
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 8.92%, 07/31/30(h)		326	280,083
			515,287
Software — 0.1%
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29		619	551,294
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		72	69,247
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 11/15/29		71	55,802
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 11/15/29		35	27,044
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.02%, 07/30/29		21	16,464
			719,851
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	USD	114	$ 113,154
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32		385	384,154
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32		318	318,005
			702,159
Total Floating Rate Loan Interests — 4.0% (Cost: $31,702,668)			30,780,184
Foreign Agency Obligations
Angola — 0.0%
Angola Government International Bonds, 8.75%, 04/14/32(a)(b)		200	194,100
Argentina — 0.0%
Argentine Republic Government International Bonds, 1.75%, 07/09/30(a)(m)		188	157,806
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(a)(f)		200	179,775
Barbados — 0.1%
Barbados Government International Bonds, 8.00%, 06/26/35(a)(b)		378	385,938
Benin — 0.1%
Benin Government International Bonds, 7.96%, 02/13/38(a)(b)		400	391,330
Brazil — 0.1%
Brazil Government International Bonds, 6.63%, 03/15/35(a)		306	313,038
Brazilian Government International Bonds, 6.25%, 05/22/36(a)		200	196,305
			509,343
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(a)(f)		190	182,987
Cameroon, United Republic Of — 0.0%
Republic of Cameroon International Bonds, Series 7Y, 8.88%, 01/30/33(a)(f)		200	188,600
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(a)(b)		200	199,408
Chile — 0.1%
Chile Government International Bonds(a)
3.75%, 01/14/32	EUR	146	167,173
4.34%, 03/07/42(d)	USD	400	350,800
			517,973
Security		Par (000)	Value
Colombia — 0.1%
Colombia Government International Bonds(a)
6.13%, 01/21/31(d)	USD	200	$ 196,800
8.00%, 11/14/35		200	209,410
7.75%, 11/07/36		200	204,610
6.50%, 11/26/38	EUR	137	150,455
			761,275
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)(b)	USD	200	217,000
Dominican Republic — 0.1%
Dominican Republic International Bonds(a)(b)
4.50%, 01/30/30		360	342,000
7.05%, 02/03/31		300	310,200
6.95%, 03/15/37		300	305,093
			957,293
Egypt — 0.1%
Egypt Government International Bonds(a)
5.63%, 04/16/30(f)	EUR	247	266,667
9.45%, 02/04/33(b)	USD	200	209,262
8.50%, 01/31/47(b)		200	172,375
7.50%, 02/16/61(b)		200	152,080
			800,384
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(a)(f)		200	187,122
Guatemala — 0.1%
Guatemala Government Bonds(a)(b)
7.05%, 10/04/32		400	428,000
6.60%, 06/13/36		200	209,340
6.25%, 08/15/36		200	203,350
			840,690
Hungary — 0.2%
Hungary Government International Bonds
5.25%, 06/16/29(b)		200	200,395
6.00%, 09/26/35(f)		200	202,736
5.50%, 03/26/36(b)		200	194,500
6.75%, 09/23/55(b)		200	203,316
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(f)	EUR	274	332,050
			1,132,997
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		138	155,022
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
6.38%, 03/03/28(f)	USD	133	134,200
5.88%, 10/17/31(f)	EUR	202	227,762
8.08%, 04/01/36(b)	USD	200	203,218
8.25%, 01/30/37(b)		200	204,721
			769,901
Jordan — 0.1%
Jordan Government International Bonds
7.50%, 01/13/29(b)		200	205,637
5.85%, 07/07/30(f)		200	196,250
			401,887

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(b)	USD	200	$ 205,190
Latvia — 0.1%
Latvia Government International Bonds, 5.13%, 07/30/34(b)		400	400,500
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)		500	501,250
Mexico Government International Bonds
5.38%, 03/22/33		400	390,800
5.63%, 02/09/34		210	206,220
5.63%, 09/22/35(d)		324	313,308
6.13%, 02/09/38		200	195,400
5.13%, 03/19/38	EUR	123	137,229
5.38%, 05/16/40		100	111,324
			1,855,531
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(f)		142	159,976
Morocco — 0.1%
Morocco Government International Bonds
2.38%, 12/15/27(f)	USD	200	192,030
5.95%, 03/08/28(b)		200	203,340
4.75%, 04/02/35(b)	EUR	290	329,833
			725,203
Nigeria — 0.1%
Nigeria Government International Bonds(b)
10.38%, 12/09/34	USD	200	228,800
9.13%, 01/13/46		400	417,200
			646,000
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(f)		309	322,215
Panama — 0.0%
Panama Government International Bonds, 6.40%, 02/14/35		200	207,600
Paraguay — 0.1%
Paraguay Government International Bonds(f)
2.74%, 01/29/33		200	175,800
5.60%, 03/13/48		200	183,600
			359,400
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30(b)		200	203,055
Peru Government International Bonds
2.78%, 01/23/31		374	341,453
1.86%, 12/01/32(d)		244	201,056
			745,564
Poland — 0.0%
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33(d)		138	137,700
Series 30Y, 5.50%, 04/04/53		180	165,503
			303,203
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(f)	EUR	134	157,141
Security		Par (000)	Value
Romania — 0.2%
Romanian Government International Bonds
5.25%, 11/25/27(b)	USD	92	$ 91,929
2.12%, 07/16/31(f)	EUR	439	435,487
4.63%, 03/04/33(b)		248	267,481
6.25%, 09/10/34(b)		358	418,967
6.75%, 07/11/39(b)		158	181,963
6.50%, 10/07/45(b)		224	247,337
			1,643,164
Saudi Arabia — 0.0%
Saudi Government International Bonds, 5.00%, 01/18/53(b)	USD	238	200,989
Serbia — 0.1%
Serbia International Bonds
6.50%, 09/26/33(f)		200	208,442
6.00%, 06/12/34(b)		200	200,000
			408,442
South Africa — 0.1%
Republic of South Africa Government International Bonds
7.10%, 11/19/36(b)		200	204,926
7.95%, 11/19/54(b)		200	197,650
7.25%, 12/11/55(b)		200	182,900
Series 30Y, 5.00%, 10/12/46		200	143,500
Series 30Y, 5.75%, 09/30/49		403	312,325
			1,041,301
Suriname — 0.0%
Suriname Government International Bonds, 8.50%, 11/06/35(b)		200	206,800
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(b)		392	388,080
Turkey — 0.1%
Turkiye Government International Bonds
6.30%, 03/14/33		200	189,050
Series 7Y, 7.13%, 02/12/32		400	400,600
			589,650
Ukraine — 0.0%
Ukraine Government International Bonds(f)(m)
6.00%, 02/01/29		55	38,739
3.00%, 02/01/30		6	3,555
3.00%, 02/01/34		15	6,633
6.00%, 02/01/34		34	18,026
3.00%, 02/01/35		13	5,821
3.00%, 02/01/36		13	5,820
			78,594
United Arab Emirates — 0.1%
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(f)		259	177,855
Republic of Armenia International Bonds, 6.75%, 03/12/35(b)		200	202,220
			380,075
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		314	284,134
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds(b)
5.38%, 05/29/27	EUR	206	$ 239,597
7.85%, 10/12/28	USD	200	208,626
			448,223
Total Foreign Agency Obligations — 2.7% (Cost: $21,460,525)			20,887,806
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)		700	737,966
California — 0.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41		1,000	792,242
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		698	711,028
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	705,764
New York — 0.1%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,030,302
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		850	850,723
Total Municipal Bonds — 0.6% (Cost: $4,711,695)			4,828,025
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.7%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,211	1,215,544
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		369	369,620
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		1	265
Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.56%), 4.24%, 05/25/35(a)		877	773,339
Series 2006-40T1, Class 2A5, (1 mo. Term SOFR + 0.51%), 4.19%, 12/25/36(a)		2,259	455,937
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,304	513,382
Series 2006-J7, Class 2A1, (1-mo. SOFR US + 1.61%), 2.70%, 11/20/46(a)		2,263	2,117,245
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,731	636,264
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 4.71%, 11/25/46(a)		3,377	3,109,435
Series 2006-OA16, Class A2, (1 mo. Term SOFR + 0.49%), 4.17%, 10/25/46(a)		2,210	2,099,404
Series 2006-OA18, Class A1, (1 mo. Term SOFR + 0.35%), 4.03%, 12/25/46(a)		1,169	1,069,026
Series 2006-OA6, Class 1A1A, (1 mo. Term SOFR + 0.53%), 4.21%, 07/25/46(a)		2,523	2,345,512
Series 2006-OA8, Class 1A1, (1 mo. Term SOFR + 0.49%), 4.17%, 07/25/46(a)		916	844,570
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,205	1,338,969
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,555	677,988
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2007-19, Class 1A1, 6.00%, 08/25/37	USD	528	$ 236,711
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,833	2,497,142
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,768	1,675,006
Series 2007-4CB, Class 1A3, (1 mo. Term SOFR + 0.46%), 4.14%, 04/25/37(a)		1,236	920,378
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 4.70%, 03/25/47(a)		1,195	1,090,518
Angel Oak Mortgage Trust(b)
Series 2024-10, Class A1, 5.35%, 10/25/69		1,359	1,360,354
Series 2025-11, Class A1, 4.98%, 10/25/70(a)		595	592,595
Series 2025-7, Class A1, 5.51%, 06/25/70		1,354	1,358,093
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		315	298,622
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		296	295,427
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		753	752,280
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		290	291,756
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.51%), 4.19%, 04/25/46(a)		3,082	2,842,565
Series 2007-J2, Class 2A1, (1 mo. Term SOFR + 0.76%), 4.44%, 07/25/37(a)		2,594	615,869
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,433	452,492
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		813	810,459
Series 2023-I2, Class A1, 6.64%, 12/25/67		777	777,849
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.58%, 11/25/36(a)		282	272,292
COLT Mortgage Loan Trust(b)
Series 2023-2, Class A1, 6.60%, 07/25/68		667	667,317
Series 2024-6, Class A1, 5.39%, 11/25/69		951	952,695
Series 2024-7, Class A1, 5.54%, 12/26/69		1,114	1,117,076
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,004	1,008,710
Series 2025-6, Class A1, 5.53%, 08/25/70		1,636	1,642,732
CSMC(a)(b)
Series 2011-4R, Class 1A2, (1 mo. Term SOFR + 1.61%), 5.29%, 09/27/37		638	536,971
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,155,773
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,143	2,139,066
Deephaven Residential Mortgage Trust(a)(b)
Series 2025-INV1, Class A1, 5.09%, 11/25/60		1,233	1,229,544
Series 2025-INV1, Class M1, 5.73%, 11/25/60		1,500	1,477,399
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	494,469
Series 2021-2, Class A1, 0.93%, 06/25/66		155	131,607
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		1,829	1,525,667
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		799	796,318
Series 2024-INV4, Class A2, 5.50%, 12/25/54		752	750,847
Series 2025-NQM6, Class A1, 4.94%, 10/25/70		415	411,866
GS Mortgage-Backed Securities Trust(b)
Series 2025-DSC2, Class M1, 5.79%, 01/25/66(a)		1,500	1,486,054
Series 2025-NQM5, Class A1, 5.01%, 07/25/65		329	327,740
Series 2025-NQM5, Class M1, 5.75%, 07/25/65(a)		1,500	1,484,029
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		450	452,280
Series 2025-NQM3, Class A1, 5.63%, 02/25/70(a)		1,084	1,089,837
Series 2025-NQM5, Class M1, 5.80%, 09/25/70(a)		731	725,189
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		386	379,515

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JP Morgan Mortgage Trust(a)(b) (continued)
Series 2023-DSC1, Class A1, 4.63%, 07/25/63	USD	251	$ 244,151
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,306	1,301,340
Series 2025-NQM4, Class A1, 4.95%, 03/25/66		2,231	2,221,296
Series 2025-VIS3, Class A1, 5.06%, 02/25/66		1,917	1,908,020
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,000	1,772,109
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		985	986,883
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,121	1,117,403
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 4.62%, 05/26/37(b)		2,312	2,994,461
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2024-NQM5, Class A1, 5.65%, 10/25/69		1,052	1,057,027
Series 2025-SPL1, Class A1, 4.25%, 02/25/65		3,855	3,748,457
New Residential Mortgage Loan Trust(a)(b)
Series 2025-NQM5, Class A1, 5.11%, 08/25/65		3,532	3,519,504
Series 2025-NQM5, Class M1, 6.09%, 08/25/65		1,500	1,488,842
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,353	1,094,394
OBX Trust(b)
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		806	806,226
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		782	783,243
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		839	843,030
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,547	1,543,028
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		705	703,030
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,176	1,169,905
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		428	427,871
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. Term SOFR + 0.71%), 4.39%, 08/25/36(a)		6,302	1,105,784
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		660	657,428
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		529	523,709
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,570,475
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	952,668
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		11	10,736
Verus Securitization Trust(b)
Series 2022-3, Class A1, 5.13%, 02/25/67		359	342,985
Series 2023-5, Class A1, 6.48%, 06/25/68		583	583,239
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,271	1,272,625
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,375	1,378,448
Series 2025-11, Class M1, 5.66%, 11/25/70(a)		900	889,464
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,094	1,095,868
			96,803,258
Commercial Mortgage-Backed Securities — 4.2%
Bank, Series 2025-5YR17, Class B, 5.99%, 11/15/58(a)		409	418,104
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.20%, 07/25/37(a)(b)		866	813,107
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2025-C35, Class C, 6.11%, 07/15/58(a)	USD	643	$ 643,762
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.36%, 11/15/41		630	630,197
Series 2025-5MW, Class D, 6.37%, 10/10/42		968	980,673
Series 2025-660F, Class D, (1 mo. Term SOFR + 2.75%), 6.42%, 11/15/42		226	225,435
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.52%, 08/15/42(a)(b)		435	435,279
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.26%, 03/15/41(a)(b)		343	341,805
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.35%, 10/15/58		1,972	2,006,028
BPR Commercial Mortgage Trust(a)(b)
Series 2024-PARK, Class D, 6.53%, 11/05/39		200	206,765
Series 2025-STAR, Class B, 5.02%, 11/05/42		420	417,291
BRCK Trust(a)(b)
Series 2025-830B, Class E, 6.78%, 12/10/42		135	137,767
Series 2025-830B, Class F, 7.59%, 12/10/42		120	123,106
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.57%, 04/13/41(a)(b)		265	264,659
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 4.71%, 12/15/38		508	507,772
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 4.69%, 02/15/39		114	113,557
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 5.61%, 02/15/39		452	451,441
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 1.16%), 4.84%, 02/15/36		1,650	1,648,969
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.31%, 02/15/41		240	237,675
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 5.61%, 04/15/41		570	570,013
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 10/15/42		418	416,955
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39(a)(b)		250	224,365
CIP Commercial Mortgage Trust(a)(b)
Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.07%, 10/15/37		658	657,589
Series 2025-SBAY, Class E, (1 mo. Term SOFR + 3.75%), 7.42%, 10/15/37		375	373,594
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 6.71%, 08/15/41(a)(b)		660	653,697
CSMC, Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 5.79%, 11/15/38(a)(b)		270	266,408
CSTL Commercial Mortgage Trust(a)(b)
Series 2026-GATE3, Class D, 5.52%, 02/10/43		127	124,889
Series 2026-GATE3, Class E, 6.34%, 02/10/43		350	345,711
DBC Mortgage Trust, Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.72%, 11/15/42(a)(b)		1,628	1,621,898
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40(a)(b)		220	218,335
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DK Trust(a)(b)
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.52%, 08/15/37	USD	188	$ 188,000
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.92%, 08/15/37		202	202,000
Extended Stay America Trust, Series 2025-ESH, Class B, (1 mo. Term SOFR + 1.60%), 5.27%, 10/15/42(a)(b)		1,750	1,752,187
FS Trust(a)(b)
Series 2026-ORL, Class B, (1 mo. Term SOFR + 1.55%), 5.22%, 02/15/41		501	500,061
Series 2026-ORL, Class E, (1 mo. Term SOFR + 3.25%), 6.92%, 02/15/41		225	224,632
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 6.46%, 03/15/28		550	551,719
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.33%, 11/25/41		483	482,491
Series 2025-800D, Class B, (1 mo. Term SOFR + 3.45%), 7.13%, 11/25/41		500	498,808
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		275	272,607
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.06%, 06/15/39(a)(b)		800	800,000
LEX Trust(a)(b)
Series 2026-450, Class B, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/43		900	893,805
Series 2026-450, Class E, (1 mo. Term SOFR + 3.70%), 7.37%, 03/15/43		105	103,980
LQR Trust, Series 2025-CALI, Class E, (1 mo. Term SOFR + 3.95%), 7.62%, 01/15/43(a)		437	436,995
MAIN Trust(a)(b)
Series 2026-OLAS, Class E, (1 mo. Term SOFR + 4.25%), 7.92%, 01/15/41		195	194,998
Series 2026-OLAS, Class F, (1 mo. Term SOFR + 5.25%), 8.92%, 01/15/41		235	234,997
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		790	792,383
MF1 Trust, Series 2021-W10, Class A, (1 mo. Term SOFR + 1.07%), 4.74%, 12/15/34(a)(b)		520	517,837
MIC Trust, Series 2023-MIC, Class B, 9.53%, 12/05/38(a)(b)		233	249,058
MLTI Trust, Series 2026-SF75, Class E, (1 mo. Term SOFR + 3.25%), 6.92%, 03/15/31(a)(b)		150	149,159
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 03/15/39(a)(b)		409	408,744
NCMF Trust, Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		445	447,422
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class B, (1 mo. Term SOFR + 1.64%), 5.32%, 10/15/40(a)(b)		234	233,561
NYC Commercial Mortgage Trust, Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.42%, 10/15/40(a)(b)		490	490,153
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 6.61%, 11/15/34(a)(b)		189	188,764
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SLG Office Trust(a)(b)(c)
Series 2026-OMA, Class E, 04/15/41	USD	145	$ 145,283
Series 2026-OMA, Class F, 04/15/41		230	230,437
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		572	569,098
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A, 5.10%, 02/25/56(a)(b)		400	394,284
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(a)(b)		620	616,563
VTR Commercial Mortgage Trust, Series 2025-STEM, Class D, 6.06%, 10/13/39(a)(b)		381	375,623
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,592,160
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	250,061
Series 2025-C65, Class A5, 5.29%, 10/15/58		1,315	1,332,997
			32,397,713
Total Non-Agency Mortgage-Backed Securities — 16.9% (Cost: $144,901,557)			129,200,971
Preferred Securities
Capital Trusts — 6.6%(a)
Banks — 1.0%
Bank of Montreal, 7.70%, 05/26/84(d)		3,000	3,080,865
Nordea Bank Abp, 3.75%(b)(i)		560	519,243
PNC Financial Services Group, Inc., Series W, 6.25%(d)(i)		4,156	4,192,464
			7,792,572
Building Materials — 0.0%
Cemex SAB de C.V., 7.20%(b)(i)		200	203,024
Capital Markets — 0.5%
Bank of New York Mellon Corp., Series I, 3.75%(d)(i)		2,845	2,781,094
State Street Corp., 4.94%, 06/01/77		624	541,577
			3,322,671
Diversified Telecommunication Services(f) — 0.0%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	138,876
Telefonica Europe BV, 6.14%(i)	EUR	100	120,047
			258,923
Electric Utilities — 0.8%
Electricite de France SA, 3.00%(f)(i)		200	227,413
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(d)	USD	4,500	4,492,910
PG&E Corp., 7.38%, 03/15/55		1,424	1,433,134
			6,153,457
Financial Services — 3.7%
Bank of America Corp., Series OO, 6.63%(d)(i)		3,635	3,726,766
Barclays PLC(i)
4.38%		2,835	2,688,164
8.00%		200	206,952
9.63%		1,105	1,205,284
Citigroup, Inc., Series BB, 7.20%(i)		2,500	2,547,667
Credit Agricole SA, 6.70%(b)(i)		3,000	2,954,452
Goldman Sachs Group, Inc., Series W, 7.50%(i)		2,500	2,609,922
HSBC Holdings PLC(i)
4.70%		465	423,563
6.00%(d)		230	228,944
JPMorgan Chase & Co.
Series II, 6.44%(d)(i)		4,000	4,005,048
Series U, 4.88%, 01/15/87		358	329,091

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Lloyds Banking Group PLC, 6.75%(i)	USD	515	$ 517,181
NatWest Group PLC, 8.13%(i)		595	644,104
UBS Group AG(b)(i)
Series NC10, 9.25%(d)		5,300	5,969,067
Series NC5, 9.25%		200	213,165
			28,269,370
Independent Power and Renewable Electricity Producers(b)(i) — 0.1%
NRG Energy, Inc., 10.25%		537	579,273
Vistra Corp., 7.00%		267	267,342
			846,615
Pharmaceuticals — 0.5%
CVS Health Corp.
6.75%, 12/10/54		635	642,965
7.00%, 03/10/55(d)		2,605	2,684,682
			3,327,647
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(f)(i)	EUR	100	111,866
			50,286,145

	Shares
Preferred Stocks — 0.3%(g)
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88%(i)	100,000	2,505,000
IT Services(e) — 0.0%
Veritas Newco
Series G	842	15,998
Series G-1	582	11,058
		27,056
		2,532,056
Total Preferred Securities — 6.9% (Cost: $52,736,597)		52,818,201

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.7%
Fannie Mae REMICS
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.11%, 02/25/55(a)	USD	130	131,694
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.26%, 05/25/55(a)		170	171,785
Series 2025-74, Class AT, 5.00%, 09/25/55		3,273	3,248,414
Series 5209, Class EQ, 3.00%, 04/25/52		1,340	1,010,615
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.06%, 11/25/54(a)		485	487,855
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		423	404,726
			5,455,089
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae REMICS, Series 5112, Class KI, 3.50%, 06/25/51		4,427	814,481
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2019-151, Class IA, 3.50%, 12/20/49	USD	8,371	$ 1,541,900
Series 2020-151, Class MI, 2.50%, 10/20/50		5,517	802,501
Series 2021-175, Class IE, 4.00%, 09/20/47		4,028	829,899
			3,988,781
Mortgage-Backed Securities(d) — 17.3%
Freddie Mac Mortgage-Backed Securities
2.50%, 09/01/32		1,668	1,600,420
4.00%, 05/01/39		2,585	2,528,737
Ginnie Mae Mortgage-Backed Securities
5.50%, 07/20/55		259	265,173
6.00%, 07/20/55 - 11/20/55		706	725,340
6.50%, 11/20/55		182	190,643
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35		6,478	6,008,714
2.50%, 12/01/31		463	446,558
1.50%, 01/01/36 - 06/01/36		5,482	4,950,860
3.50%, 09/01/42 - 06/01/49		15,148	14,230,182
4.50%, 06/01/44 - 05/01/53		9,332	9,131,649
5.00%, 11/01/44 - 11/01/45		9,734	9,704,097
4.00%, 05/01/52		23,338	22,349,495
6.50%, 01/01/54		3,379	3,541,358
5.50%, 08/01/54 - 04/13/56(p)		55,897	56,410,255
			132,083,481
Total U.S. Government Sponsored Agency Securities — 18.5% (Cost: $140,801,183)			141,527,351
Total Long-Term Investments — 149.3% (Cost: $1,169,896,716)			1,141,296,444

	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(q)(r)	4,437,972	4,437,972
Total Short-Term Securities — 0.6% (Cost: $4,437,972)		4,437,972
Total Investments — 149.9% (Cost: $1,174,334,688)		1,145,734,416
Liabilities in Excess of Other Assets — (49.9)%		(381,438,257)
Net Assets — 100.0%		$ 764,296,159

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Non-income producing security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,027,827	$ —	$ (589,855)(a)	$ —	$ —	$ 4,437,972	4,437,972	$ 54,960	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.86%(b)	09/24/25	Open	$ 3,175,562	$ 3,243,378	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/01/25	Open	3,254,062	3,320,298	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/01/25	Open	2,756,250	2,812,353	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	277,500	282,788	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	601,776	613,244	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	361,463	368,351	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	523,500	533,476	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	577,500	588,505	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	588,875	600,097	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	357,000	363,803	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/08/25	Open	545,985	556,390	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	611,150	622,820	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	392,500	399,995	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	10/09/25	Open	499,509	509,064	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	10/09/25	Open	965,700	984,374	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/15/25	Open	2,487,905	2,534,328	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/20/25	Open	3,674,825	3,741,169	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	10/21/25	Open	633,463	644,573	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	10/22/25	Open	400,575	407,602	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	10/31/25	Open	3,925,000	3,989,637	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	10/31/25	Open	3,630,456	3,690,243	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.80 (b)	10/31/25	Open	2,652,962	2,696,652	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/31/25	Open	485,181	493,128	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/03/25	Open	6,696,550	6,806,232	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/04/25	Open	1,170,312	1,189,347	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	2,820,319	2,865,546	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/10/25	Open	2,984,284	3,030,779	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	11/14/25	Open	1,248,320	1,267,055	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/21/25	Open	900,025	912,884	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	755,849	766,390	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	381,716	387,040	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/28/25	Open	140,753	140,752	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/10/25	Open	401,363	406,166	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/11/25	Open	409,450	414,304	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/11/25	Open	225,620	228,330	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.86%(b)	12/12/25	Open	$ 2,160,866	$ 2,186,352	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	716,625	724,430	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	789,375	797,972	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	563,500	569,637	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	3,003,750	3,036,464	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/18/25	Open	596,250	602,744	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,148,750	2,172,401	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	891,990	901,808	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,988,750	3,021,646	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/19/25	Open	1,189,112	1,202,041	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/31/25	Open	1,488,912	1,503,101	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/15/26	Open	1,484,437	1,496,252	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	01/21/26	Open	243,719	245,425	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	01/23/26	Open	1,852,500	1,865,762	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	01/23/26	Open	938,750	945,470	Corporate Bonds	Open/Demand
BNP Paribas SA	3.64 (b)	01/28/26	Open	916,000	921,835	Corporate Bonds	Open/Demand
BNP Paribas SA	3.78 (b)	01/28/26	Open	1,474,687	1,484,443	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	01/28/26	Open	553,000	556,668	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	01/28/26	Open	857,246	862,947	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	01/28/26	Open	2,044,125	2,057,718	Corporate Bonds	Open/Demand
Banco Santander SA	3.75 (b)	01/29/26	Open	307,253	307,253	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.74 (b)	01/29/26	Open	675,000	675,000	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	01/30/26	Open	1,522,287	1,532,218	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/30/26	Open	2,238,750	2,253,431	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/30/26	Open	2,682,420	2,700,010	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/30/26	Open	2,578,387	2,595,295	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74 (b)	02/05/26	Open	8,844,555	8,895,092	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	02/06/26	Open	886,290	891,342	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/06/26	Open	11,010	11,074	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/09/26	Open	1,895,040	1,905,403	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/09/26	Open	2,587,424	2,601,609	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/09/26	Open	2,191,761	2,203,778	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/11/26	Open	3,897,355	3,917,831	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/11/26	Open	2,431,735	2,444,544	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75)	02/12/26	04/08/26	83,938	83,937	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.00	02/12/26	04/08/26	44,378	44,377	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.25	02/12/26	04/08/26	194,163	194,227	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.00	02/12/26	04/08/26	211,041	211,885	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.25	02/12/26	04/08/26	130,410	130,975	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.65	02/12/26	04/08/26	358,785	360,531	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.75	02/12/26	04/08/26	753,025	756,790	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	3.80 (b)	02/12/26	Open	898,931	903,486	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.80 (b)	02/13/26	Open	1,554,995	1,562,710	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/19/26	Open	2,587,069	2,598,442	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	02/26/26	Open	2,007,159	2,007,159	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/26/26	Open	2,683,081	2,683,081	Corporate Bonds	Open/Demand
Banco Santander SA	3.85 (b)	03/02/26	Open	180,428	181,006	Foreign Agency Obligations	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/02/26	Open	3,359,239	3,370,072	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/10/26	Open	2,506,840	2,512,769	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	1,557,644	1,560,915	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	4,905,452	4,915,753	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	2,470,602	2,475,791	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	434,453	435,365	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	4,097,865	4,106,470	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	284,452	285,049	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Deutsche Bank Securities, Inc.	3.78%	03/11/26	04/13/26	$ 6,132,469	$ 6,145,347	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	2,255,926	2,260,663	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	8,059,643	8,076,568	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	4,852,692	4,862,882	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	5,542,202	5,553,841	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	939,880	941,854	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	7,368,462	7,383,936	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	3,455,267	3,462,524	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	4,490,037	4,499,466	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	21,881,366	21,927,317	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	1,442,930	1,445,960	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	4,540,925	4,550,461	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	23,387,723	23,436,837	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	7,552,158	7,568,018	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	139,377	139,670	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	7,558,790	7,574,664	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	368,125	368,898	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	184,729	185,116	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	96,567	96,770	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	159,889	160,225	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	3.78	03/11/26	04/13/26	170,504	170,862	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	3.65	03/12/26	04/09/26	132,820	133,089	Foreign Agency Obligations	Up to 30 Days
Barclays Bank PLC	3.69	03/12/26	04/09/26	428,450	429,328	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	481,480	482,470	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	217,235	217,682	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	1,694,400	1,697,883	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	1,781,075	1,784,776	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	4,168,994	4,177,656	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	3,780,000	3,787,854	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	827,500	829,219	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	932,500	934,438	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	463,125	464,087	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	400,500	401,332	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	437,500	438,409	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	514,688	515,757	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	640,000	641,330	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	1,044,788	1,046,958	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	1,464,025	1,467,067	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	2,005,280	2,009,447	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	1,486,650	1,489,739	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	460,000	460,956	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	3.74%	03/12/26	04/09/26	$ 536,579	$ 537,694	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	532,508	533,614	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.85	03/12/26	04/09/26	3,137,043	3,143,753	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.00	03/12/26	04/09/26	327,500	328,046	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.69	03/12/26	04/09/26	350,267	350,985	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	03/12/26	04/09/26	151,710	152,022	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	532,212	533,318	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,518,450	1,521,605	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,021,250	1,023,372	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	2,413,950	2,418,966	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	03/12/26	04/09/26	2,841,435	2,847,513	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	03/12/26	04/09/26	2,144,677	2,149,264	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	03/12/26	04/09/26	2,057,424	2,061,825	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.85	03/12/26	04/09/26	2,587,356	2,592,891	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	2,185,986	2,190,723	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	2,071,619	2,076,107	Corporate Bonds	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.86 (b)	03/12/26	Open	969,558	971,637	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/13/26	Open	1,996,674	2,000,741	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/13/26	Open	2,194,627	2,199,110	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/13/26	Open	2,053,642	2,057,837	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	03/16/26	Open	214,486	214,851	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.55	03/20/26	05/01/26	625,695	626,435	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.65	03/20/26	05/01/26	183,438	183,661	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.70	03/20/26	05/01/26	564,300	564,996	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	2,182,400	2,185,128	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	466,000	466,582	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	2,205,200	2,207,956	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	2,022,131	2,024,659	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	2.75	03/20/26	06/03/26	1,415,080	1,416,377	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	2.90	03/20/26	06/03/26	1,365,312	1,366,632	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.20	03/20/26	06/03/26	88,908	89,002	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	718,648	719,462	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	889,305	890,313	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	1,224,382	1,225,770	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	03/20/26	06/03/26	231,040	231,306	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	03/20/26	06/03/26	924,038	925,100	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	410,250	410,729	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.53	03/20/26	06/03/26	632,420	633,164	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.55	03/20/26	06/03/26	2,316,541	2,319,282	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	203,680	203,924	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	83,688	83,788	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	132,175	132,334	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	345,950	346,365	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	1,038,485	1,039,732	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	704,975	705,821	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	195,435	195,670	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	694,035	694,868	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	875,925	876,976	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	85,250	85,352	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	208,478	208,728	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	391,250	391,719	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	1,245,676	1,247,171	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	585,399	586,102	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	772,160	773,087	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	248,421	248,719	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	410,091	410,590	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	301,740	302,107	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	1,088,205	1,089,529	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	273,675	274,008	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	90,131	90,241	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	2,169,937	2,172,578	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	442,643	443,181	Corporate Bonds	31 - 90 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.65%	03/20/26	06/03/26	$ 465,465	$ 466,031	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	681,196	682,025	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	100,330	100,452	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	467,399	467,975	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	31,605	31,644	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,657,432	1,659,477	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,130,220	1,131,614	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	448,140	448,693	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	64,155	64,234	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,170,400	1,171,843	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	373,725	374,186	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	244,140	244,441	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	854,563	855,616	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	197,024	197,267	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,062,600	1,063,911	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	69,840	69,926	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	1,385,625	1,387,357	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	1,241,250	1,242,802	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	767,213	768,172	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.77	03/20/26	06/03/26	2,962,500	2,966,223	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.77	03/20/26	06/03/26	4,376,250	4,381,749	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.78	03/20/26	06/03/26	1,101,982	1,103,371	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.78	03/20/26	06/03/26	1,892,500	1,894,885	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.79	03/20/26	06/03/26	1,877,500	1,879,872	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.79	03/20/26	06/03/26	990,250	991,501	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	386,033	386,528	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	784,682	785,689	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	2,122,695	2,125,419	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	03/20/26	06/03/26	2,162,503	2,165,292	Corporate Bonds	31 - 90 Days
TD Securities (USA) LLC	3.90 (b)	03/20/26	Open	3,336,824	3,341,162	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/20/26	Open	3,710,295	3,715,081	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.83	03/23/26	05/01/26	225,720	225,936	Corporate Bonds	31 - 90 Days
U.S. Bancorp Investments, Inc.	3.87 (b)	03/25/26	Open	513,520	513,907	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.60	03/30/26	06/03/26	1,513	1,513	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	3.57 (b)	03/30/26	Open	139,365	139,392	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.60 (b)	03/30/26	Open	165,228	165,261	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.70 (b)	03/30/26	Open	137,475	137,503	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	03/30/26	Open	397,098	397,180	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/31/26	Open	4,994,100	4,994,635	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/31/26	Open	1,050,175	1,050,288	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/31/26	Open	3,680,000	3,680,395	Corporate Bonds	Open/Demand
				$ 388,721,467	$ 390,567,701

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	2,852	06/30/26	$ 591,701	$ (3,583,054)
5-Year U.S. Treasury Note	344	06/30/26	37,211	(509,452)
				(4,092,506)
Short Contracts
10-Year U.S. Treasury Note	990	06/18/26	109,875	2,116,959
10-Year U.S. Ultra Long Treasury Note	365	06/18/26	41,405	821,560

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
U.S. Long Bond	490	06/18/26	$ 55,676	$ 1,657,770
Ultra U.S. Treasury Bond	184	06/18/26	21,402	680,575
				5,276,864
				$ 1,184,358
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	165,901	EUR	141,558	JPMorgan Chase Bank N.A.	04/16/26	$ 2,173
USD	169,947	EUR	145,011	JPMorgan Chase Bank N.A.	04/16/26	2,226
USD	340,214	EUR	290,295	JPMorgan Chase Bank N.A.	04/16/26	4,455
USD	361,063	EUR	308,084	JPMorgan Chase Bank N.A.	04/16/26	4,728
USD	116,469	EUR	99,354	Morgan Stanley & Co. International PLC	04/16/26	1,555
USD	117,197	EUR	100,000	Morgan Stanley & Co. International PLC	04/16/26	1,536
USD	117,548	EUR	100,299	Morgan Stanley & Co. International PLC	04/16/26	1,540
USD	146,498	EUR	125,000	Morgan Stanley & Co. International PLC	04/16/26	1,921
USD	147,957	EUR	126,241	Morgan Stanley & Co. International PLC	04/16/26	1,945
USD	158,208	EUR	134,993	Morgan Stanley & Co. International PLC	04/16/26	2,073
USD	168,973	EUR	144,179	Morgan Stanley & Co. International PLC	04/16/26	2,214
USD	169,740	EUR	144,833	Morgan Stanley & Co. International PLC	04/16/26	2,224
USD	180,674	EUR	154,162	Morgan Stanley & Co. International PLC	04/16/26	2,367
USD	248,708	EUR	212,212	Morgan Stanley & Co. International PLC	04/16/26	3,261
USD	1,095,178	EUR	934,475	Morgan Stanley & Co. International PLC	04/16/26	14,351
USD	122,819	EUR	104,535	Societe Generale	04/16/26	1,912
USD	290,508	EUR	247,812	State Street Bank and Trust Co.	04/16/26	3,885
USD	119,935	EUR	102,573	Toronto-Dominion Bank	04/16/26	1,298
USD	131,251	EUR	112,250	Toronto-Dominion Bank	04/16/26	1,420
USD	313,446	EUR	268,070	Toronto-Dominion Bank	04/16/26	3,392
USD	2,211,353	GBP	1,665,000	State Street Bank and Trust Co.	06/17/26	8,055
						68,531
EUR	4,072	USD	4,773	Canadian Imperial Bank of Commerce	04/16/26	(63)
USD	19,030,689	EUR	16,507,000	Societe Generale	06/17/26	(115,231)
						(115,294)
						$ (46,763)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD	5,355	$ (96,802)	$ (111,911)	$ 15,109
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	8,705	$ 432,127	$ 350,347	$ 81,780

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	10,006	$ 1,324,107	$ 601,810	$ 722,297
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	38	$ 2,333	$ 2,237	$ 96
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	9	462	(593)	1,055
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	5	277	(328)	605
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	15	780	(922)	1,702
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	5	226	(274)	500
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	9	474	(631)	1,105
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	7	343	(437)	780
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	27	1,359	1,112	247
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	24	1,208	1,144	64
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	12	603	456	147
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	21	1,270	1,729	(459)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	45	5,443	5,766	(323)
Zegona Finance PLC	5.00	Quarterly	BNP Paribas SA	06/20/30	BB	EUR	10	1,662	1,509	153
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	10	1,676	1,195	481
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	42	4,026	3,865	161
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,002	(529,643)	(168,523)	(361,120)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,001	(264,821)	(84,164)	(180,657)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,002	(529,643)	(83,276)	(446,367)
								$ (1,301,965)	$ (320,135)	$ (981,830)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 76,475,013	$ 1,090,575	$ 77,565,588
Common Stocks	—	255,123	54,385	309,508
Corporate Bonds	—	679,637,706	—	679,637,706
Fixed Rate Loan Interests	—	3,741,104	—	3,741,104
Floating Rate Loan Interests	—	29,761,299	1,018,885	30,780,184
Foreign Agency Obligations	—	20,887,806	—	20,887,806
Municipal Bonds	—	4,828,025	—	4,828,025
Non-Agency Mortgage-Backed Securities	—	129,200,971	—	129,200,971
Preferred Securities
Capital Trusts	—	50,286,145	—	50,286,145
Preferred Stocks	2,505,000	—	27,056	2,532,056
U.S. Government Sponsored Agency Securities	—	141,527,351	—	141,527,351
Short-Term Securities
Money Market Funds	4,437,972	—	—	4,437,972
Unfunded Floating Rate Loan Interests(a)	—	42	—	42
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(4,259)	—	(4,259)
	$6,942,972	$1,136,596,326	$2,190,901	$1,145,730,199
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 826,282	$ —	$ 826,282
Foreign Currency Exchange Contracts	—	68,531	—	68,531
Interest Rate Contracts	5,276,864	—	—	5,276,864
Liabilities
Credit Contracts	—	(988,926)	—	(988,926)
Foreign Currency Exchange Contracts	—	(115,294)	—	(115,294)
Interest Rate Contracts	(4,092,506)	—	—	(4,092,506)
	$1,184,358	$(209,407)	$—	$974,951

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $390,567,701 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BMO	BMO Capital Markets
Portfolio Abbreviation (continued)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
MTA	Month Treasury Average
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Multi-Sector Income Trust (BIT)

Portfolio Abbreviation (continued)
MTN	Medium-Term Note
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SOFR	Secured Overnight Financing Rate